UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Automobile Manufacturers - 2.17%
Hyundai Motor Company (A)	225		$21,311

Casinos & Gaming - 3.09%
Wynn Macau, Limited (A)(B)(C)	1,731		2,251
Wynn Resorts, Limited (B)	397		28,136
			30,387
Coal & Consumable Fuels - 2.04%
China Shenhua Energy Company Limited, H Shares (A)	4,593		20,061

Communications Equipment - 3.81%
QUALCOMM Incorporated	834		37,520

Computer Hardware - 1.01%
Apple Inc. (B)	53		9,899

Construction & Engineering - 4.25%
China Communications Construction Company Limited, H Shares (A)	12,350		13,369
Jacobs Engineering Group Inc. (B)	159		7,288
Larsen & Toubro Limited (A)	603		21,171
			41,828
Construction & Farm Machinery & Heavy Trucks - 0.96%
Komatsu Ltd. (A)	504		9,434

Data Processing & Outsourced Services - 2.43%
Redecard S.A. (A)	323		4,994
Visa Inc., Class A	273		18,888
			23,882
Distributors - 0.54%
Li & Fung Limited (A)	1,314		5,299

Diversified Banks - 12.34%
Barclays PLC (A)(B)	2,142		12,667
Cia Brasileira de Meios de Pagamento (A)(D)	202		2,001
HDFC Bank Limited (A)	257		8,821
ICICI Bank Limited (A)	688		12,977
Industrial and Commercial Bank of China (Asia) Limited (A)	59,674		44,967
Standard Chartered PLC (A)	1,005		24,774
Standard Chartered PLC (A)(D)	250		6,158
State Bank of India (A)	199		9,068
			121,433
Diversified Chemicals - 0.36%
Dow Chemical Company (The)	136		3,540

Diversified Metals & Mining - 3.34%
Southern Copper Corporation	539		16,537
Xstrata plc (A)	1,106		16,308
			32,845
Education Services - 0.80%
New Oriental Education & Technology Group Inc., ADR (B)	98		7,915

Fertilizers & Agricultural Chemicals - 4.04%
Monsanto Company	514		39,748

Footwear - 1.15%
NIKE, Inc., Class B	174		11,271

Heavy Electrical Equipment - 0.83%
ALSTOM (A)	112		8,142

Hotels, Resorts & Cruise Lines - 0.45%
Ctrip.com International, Ltd. (B)	76		4,450

Household Products - 0.66%
Reckitt Benckiser Group plc (A)	132		6,471

Integrated Oil & Gas - 0.82%
China Petroleum & Chemical Corporation, H Shares (A)	9,432		8,020

Life & Health Insurance - 4.57%
China Life Insurance Company Limited, H Shares (A)	10,323		44,954

Marine - 0.87%
A.P. Moller - Maersk A/S (A)(D)	1		6,192
Mitsui O.S.K. Lines, Ltd. (A)	405		2,400
			8,592
Mortgage REITs - 1.63%
Annaly Capital Management, Inc.	883		16,019

Oil & Gas Drilling - 0.57%
SeaDrill Limited (A)	270		5,639

Oil & Gas Equipment & Services - 4.18%
Halliburton Company	484		13,129
Schlumberger Limited	178		10,603
Weatherford International Ltd. (B)	843		17,480
			41,212
Oil & Gas Exploration & Production - 2.34%
CNOOC Limited (A)	6,848		9,207
Devon Energy Corporation	205		13,769
			22,976
Packaged Foods & Meats - 0.44%
BRF - Brasil Foods S.A. (A)(B)(D)	163		4,332

Personal Products - 0.71%
Hengan International Group Company Limited (A)	1,156		6,988

Real Estate Development - 0.72%
China Overseas Land & Investment Limited (A)	3,285		7,105

Real Estate Operating Companies - 0.83%
Renhe Commercial Holdings Company Limited (A)(D)	40,686		8,190

Regional Banks - 1.49%
China Construction Bank Corporation (A)	18,329		14,639

Semiconductors - 9.73%
MediaTek Incorporation (A)	636		10,610
PMC-Sierra, Inc. (B)	1,121		10,713
Samsung Electronics Co., Ltd. (A)	36		24,901
Taiwan Semiconductor Manufacturing Company Ltd. (A)	24,664		49,484
			95,708
Specialized Finance - 3.21%
CME Group Inc.	42		12,944
Hong Kong Exchanges and Clearing Limited (A)	1,027		18,609
			31,553
Steel - 1.19%
ARCELORMITTAL (A)	312		11,669

Thrifts & Mortgage Finance - 0.95%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	161		9,315

Tobacco - 1.06%
Philip Morris International Inc.	215		10,465

TOTAL COMMON STOCKS - 79.58%			$782,812

(Cost: $638,308)

INVESTMENT FUNDS - 0.13%

Multiple Industry
Vietnam Azalea Fund Limited (B)(E)(F)	300		$1,281
(Cost: $1,982)

CALL OPTIONS	Number of Contracts

Hang Seng Index:
Dec HKD12,000.00, Expires 12-30-09 (G)	––	*	1,408
Dec HKD12,200.00, Expires 12-30-09 (G)	––	*	760
Dec HKD12,400.00, Expires 12-30-09 (G)	––	*	422
Dec HKD12,600.00, Expires 12-30-09 (G)	––	*	979

TOTAL CALL OPTIONS - 0.36%			$3,569

(Cost: $5,526)

CORPORATE DEBT SECURITIES	Principal

Beverage / Bottling - 0.06%
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	$500		585

Building Products - 0.03%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	327		321

Casinos & Gaming - 0.74%
Venetian Venture Development Intermediate II, Convertible,
9.000%, 9-4-14 (C)(H)	7,000		7,260

Consumer Products / Tobacco - 0.11%
Central European Distribution Corporation,
8.000%, 7-25-12 (C)(G)	EUR720		1,069

Finance Companies - 0.22%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)(I)	$1,500		1,165
Toyota Motor Credit Corporation,
0.730%, 1-18-15 (I)	1,050		1,036
			2,201
Forest Products - 0.05%
Sino-Forest Corporation,
10.250%, 7-28-14 (D)	475		501

General Merchandise Stores - 0.05%
Dollar General Corporation,
11.875%, 7-15-17	450		506

Metals / Mining - 0.19%
Vedanta Resources plc,
6.625%, 2-22-10 (D)	1,800		1,818

Pharmaceuticals - 0.13%
Pfizer Inc.,
4.450%, 3-15-12	1,160		1,232

Service - Other - 0.02%
Expedia, Inc.,
8.500%, 7-1-16 (D)	225		237

Utilities - 0.20%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(G)	BRL3,000		1,983

TOTAL CORPORATE DEBT SECURITIES - 1.80%			$17,713

(Cost: $16,583)

SENIOR LOANS

Health Care Facilities - 0.03%
HCA Inc.,
2.533%, 11-18-13 (I)	$271		256

Service - Other - 0.07%
Education Management LLC,
2.063%, 6-1-13 (I)	775		737

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.754%, 10-10-14 (I)	443		352
3.783%, 10-10-14 (I)	2		2
			354

TOTAL SENIOR LOANS - 0.14%			$1,347

(Cost: $1,136)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.26%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9-15-17	3,389		276
5.000%, 11-15-17	284		27
5.000%, 4-15-19	607		46
5.000%, 4-15-19	295		28
5.000%, 11-15-22	289		23
5.500%, 3-15-23	571		62
5.000%, 4-15-23	42		––	*
5.000%, 5-15-23	525		34
5.000%, 8-15-23	409		27
5.500%, 11-15-23	22		––	*
5.000%, 9-15-24	213		2
5.500%, 9-15-24	80		––	*
5.500%, 4-15-25	119		7
5.500%, 4-15-25	99		2
5.000%, 9-15-25	262		4
5.500%, 10-15-25	1,323		150
5.000%, 4-15-26	625		13
5.000%, 10-15-28	459		28
5.500%, 2-15-30	295		16
5.000%, 8-15-30	542		27
5.500%, 3-15-31	492		38
6.000%, 11-15-35	742		113
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	141		1
5.000%, 5-25-22	307		22
5.000%, 7-25-23	1,664		164
5.000%, 8-25-23	501		35
5.000%, 11-25-23	617		50
5.500%, 9-25-25	20		––	*
5.000%, 9-25-30	649		42
5.500%, 6-25-33	705		80
5.500%, 8-25-33	995		140
5.500%, 4-25-34	1,621		194
5.500%, 11-25-36	2,134		282
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	978		41
5.000%, 6-20-31	1,119		68
5.500%, 3-20-32	660		61
5.000%, 7-20-33	341		28
5.500%, 11-20-33	1,312		126
5.500%, 6-20-35	1,020		113
5.500%, 7-20-35	520		59
5.500%, 7-20-35	344		33
5.500%, 10-16-35	487		57
(Cost: $4,040)			$2,519

BULLION - 14.17%	Troy Ounces

Gold	138		$139,377
(Cost: $108,716)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 4.08%
American Honda Finance Corp.,
0.230%, 10-2-09	$5,000		5,000
GlaxoSmithKline plc,
0.160%, 10-21-09	7,350		7,350
Kitty Hawk Funding Corp.:
0.200%, 10-2-09	5,000		5,000
0.220%, 10-15-09	3,878		3,878
McCormick & Co. Inc.,
0.130%, 10-1-09	849		849
Procter and Gamble Company International Funding S.C.A. (Procter & Gamble Company (The)),
0.210%, 10-26-09	4,000		3,999
Societe Generale N.A. Inc.,
0.040%, 10-1-09	4,084		4,084
Straight-A Funding, LLC (Federal Financing Bank),
0.250%, 10-19-09	5,000		4,999
Wisconsin Electric Power Co.,
0.170%, 10-9-09	5,000		5,000
			40,159
Master Note - 0.34%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (I)	3,333		3,333

Municipal Obligations - 0.48%
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Projects), Series 2003 (BP p.l.c.),
0.330%, 10-1-09 (I)	4,750		4,750

TOTAL SHORT-TERM SECURITIES - 4.90%			$48,242

(Cost: $48,242)

TOTAL INVESTMENT SECURITIES - 101.34%			$996,860

(Cost: $824,533)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.34%)			(13,212)

NET ASSETS - 100.00%			$983,648

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$780,561	$2,251	$––
Investment Funds	––	––	1,281
Call Options	––	––	3,569
Corporate Debt Securities	––	10,454	7,259
Senior Loans	––	1,347	––
United States Government Agency Obligations	––	2,519	––
Bullion	139,377	––	––
Short-Term Securities	––	48,242	––

Total Investments in Securities	919,938	64,813	12,109

Forward Foreign Currency Contracts	––	2,909	––

Liabilities
Forward Foreign Currency Contracts	––	1,524	––
Written Options	––	––	5,140

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Call Options	Corporate Debt Securities	Written Options

Beginning Balance 1-1-09	$969	$––	$––	$––
Net realized gain (loss)	––	––	––	––
Net unrealized appreciation (depreciation)	70	(1,957)	259	203
Net purchases (sales)	242	5,526	7,000	(5,343)
Transfers in and/or (out) of Level 3 during the period	––	––	––	––

Ending Balance 9-30-09	$1,281	$3,569	$7,259	$(5,140)

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$70	$(1,957)	$259	$203

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Australian Dollar	Bank of America NT & SA	24,700	1-21-10	$2,047	$––
Buy	Chinese Yuan Renminbi	Deutsche Bank Ag	214,600	9-15-10	110	––
Buy	Euro	Deutsche Bank Ag	6,300	8-25-10	183	––
Sell	Euro	Deutsche Bank Ag	9,200	5-27-10	––	297
Sell	Japanese Yen	Citibank, N.A.	115,302	10-8-09	––	84
Sell	Japanese Yen	Bank of America NT & SA	1,824,651	1-21-10	––	819
Buy	Norwegian Krone	Bank of America NT & SA	23,258	12-23-09	397	––
Buy	Swedish Krona	Deutsche Bank Ag	92,818	5-27-10	172	––
Sell	Swiss Franc	Bank of America NT & SA	3,900	12-23-09	––	147
Sell	Swiss Franc	Deutsche Bank Ag	9,500	8-25-10	––	177

					$2,909	$1,524

The following written options were outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Hang Seng Index:	Goldman, Sachs & Company	––*	December 2009	HKD13,600.00	$633	$(428)
	Goldman, Sachs & Company	––*	December 2009	13,800.00	335	(226)
	Morgan Stanley Smith Barney	––*	December 2009	14,000.00	253	(125)
	Morgan Stanley Smith Barney	––*	December 2009	14,200.00	726	(289)

					$1,947	$(1,068)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Hang Seng Index:	Goldman, Sachs & Company	––*	December 2009	HKD11,200.00	$1,040	$(1,037)
	Goldman, Sachs & Company	––*	December 2009	11,400.00	676	(736)
	Morgan Stanley Smith Barney	––*	December 2009	11,600.00	419	(566)
	Morgan Stanley Smith Barney	––*	December 2009	11,800.00	1,261	(1,733)

					$3,396	$(4,072)

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $12,563 or 1.28% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $30,594 or 3.11% of net assets.

(E)Illiquid restricted security. At September 30, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	300	$1,982	$1,281

The total value of this security represented approximately 0.13% of net assets at September 30, 2009.

(F)Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities. The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2009.

(G)Principal amounts or strike prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and HKD - Hong Kong Dollar).

(H)This security currently pays the stated rate but this rate will increase in the future.

(I)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

Securities with an aggregate market value of $7,260, representing 0.74% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Balanced (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 0.98%
Expeditors International of Washington, Inc.	103	$3,624

Asset Management & Custody Banks - 2.56%
Blackstone Group L.P. (The)	124	1,762
Northern Trust Corporation	133	7,712
		9,474
Auto Parts & Equipment - 0.85%
BorgWarner Inc.	104	3,156

Automobile Manufacturers - 0.60%
Ford Motor Company (A)	306	2,209

Biotechnology - 2.33%
Gilead Sciences, Inc. (A)	185	8,613

Casinos & Gaming - 1.36%
Wynn Resorts, Limited (A)	71	5,033

Communications Equipment - 5.43%
Cisco Systems, Inc. (A)	423	9,968
Nokia Corporation, Series A, ADR	229	3,342
QUALCOMM Incorporated	151	6,778
		20,088
Computer Hardware - 4.52%
Apple Inc. (A)	46	8,527
Hewlett-Packard Company	174	8,191
		16,718
Data Processing & Outsourced Services - 0.36%
Paychex, Inc.	46	1,339

Department Stores - 2.08%
Kohl's Corporation (A)	51	2,915
Macy's Inc.	261	4,780
		7,695
Distillers & Vintners - 1.16%
Brown-Forman Corporation, Class B	89	4,292

Diversified Chemicals - 1.11%
Dow Chemical Company (The)	158	4,122

Electric Utilities - 1.46%
Exelon Corporation	109	5,399

Electrical Components & Equipment - 1.99%
Emerson Electric Co.	183	7,338

Fertilizers & Agricultural Chemicals - 0.77%
Monsanto Company	37	2,848

Footwear - 1.28%
NIKE, Inc., Class B	73	4,723

General Merchandise Stores - 0.86%
Target Corporation	68	3,174

Health Care Equipment - 0.42%
Zimmer Holdings, Inc. (A)	29	1,561

Health Care Supplies - 1.98%
DENTSPLY International Inc.	213	7,340

Home Improvement Retail - 1.53%
Home Depot, Inc. (The)	212	5,648

Household Products - 2.72%
Colgate-Palmolive Company	132	10,061

Industrial Conglomerates - 0.90%
Textron Inc.	175	3,322

Industrial Machinery - 1.38%
Illinois Tool Works Inc.	120	5,121

Integrated Oil & Gas - 2.10%
Exxon Mobil Corporation	113	7,756

Investment Banking & Brokerage - 0.65%
Lazard Group LLC	58	2,392

Oil & Gas Equipment & Services - 2.98%
Halliburton Company	132	3,591
Schlumberger Limited	83	4,946
Weatherford International Ltd. (A)	121	2,517
		11,054
Oil & Gas Exploration & Production - 0.72%
XTO Energy Inc.	64	2,649

Other Diversified Financial Services - 4.24%
Bank of America Corporation	336	5,682
JPMorgan Chase & Co.	228	9,973
		15,655
Packaged Foods & Meats - 1.52%
Hershey Foods Corporation	145	5,639

Personal Products - 1.11%
Estee Lauder Companies Inc. (The), Class A	111	4,112

Pharmaceuticals - 5.05%
Abbott Laboratories	166	8,221
Allergan, Inc.	85	4,813
Johnson & Johnson	92	5,608
		18,642
Property & Casualty Insurance - 3.56%
Berkshire Hathaway Inc., Class B (A)	2	6,314
Travelers Companies, Inc. (The)	140	6,867
		13,181
Regional Banks - 1.54%
PNC Financial Services Group, Inc. (The)	117	5,695

Semiconductors - 2.19%
Microchip Technology Incorporated	306	8,101

Soft Drinks - 3.65%
Coca-Cola Company (The)	92	4,930
PepsiCo, Inc.	146	8,558
		13,488
Specialized Finance - 1.38%
CME Group Inc.	17	5,085

Systems Software - 1.35%
Microsoft Corporation	192	4,981

Tobacco - 2.53%
Lorillard, Inc.	62	4,607
Philip Morris International Inc.	97	4,732
		9,339

TOTAL COMMON STOCKS - 73.20%		$270,667

(Cost: $221,941)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products - 0.43%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$1,350	1,574

Banking - 0.42%
JPMorgan Chase & Co.,
4.650%, 6-1-14	1,000	1,043
U.S. BANCORP,
4.200%, 5-15-14	500	523
		1,566
Beverage / Bottling - 0.14%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	500	534

Communications Equipment - 0.57%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,108

Conglomerate / Diversified Mfg - 0.09%
Textron Inc.,
6.200%, 3-15-15	350	351

Construction & Farm Machinery & Heavy Trucks - 0.22%
John Deere Capital Corporation,
5.250%, 10-1-12	750	811

Consumer Finance - 0.11%
American Express Credit Corporation,
5.125%, 8-25-14	400	414

Department Stores - 0.56%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,084

Distillers & Vintners - 0.54%
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,045

Diversified Banks - 0.35%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	1,250	1,308

Electric - 0.47%
Hydro-Quebec,
8.000%, 2-1-13	1,500	1,732

Electric Utilities - 0.30%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,099

Food Processors - 0.34%
Cargill, Inc.,
6.375%, 6-1-12 (B)	1,150	1,252

Food Retail - 0.59%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,184

Home Improvement Retail - 0.56%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,078

Industrial Gases - 0.43%
Praxair, Inc.,
4.375%, 3-31-14	1,500	1,590

Industrial Machinery - 0.45%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,500	1,631

Integrated Oil & Gas - 0.58%
Chevron Corporation,
3.450%, 3-3-12	500	521
ConocoPhillips,
4.750%, 2-1-14	1,500	1,614
		2,135
Integrated Telecommunication Services - 0.29%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,064

Life Insurance - 0.57%
Principal Life Global,
6.250%, 2-15-12 (B)	1,500	1,570
Prudential Financial, Inc.,
4.750%, 9-17-15	500	497
		2,067
Metals / Mining - 0.74%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,800	2,160
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	590
		2,750
Movies & Entertainment - 0.14%
Viacom Inc.,
4.375%, 9-15-14	500	511

Oil & Gas - 0.07%
Cenovus Energy Inc.,
4.500%, 9-15-14 (C)	250	255

Oil & Gas Exploration & Production - 0.30%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,109

Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	17	––	*
8.000%, 3-31-11 (C)	28	––	*
Mellon Residential Funding,
6.750%, 6-25-28	31	27
		27
Packaged Foods & Meats - 0.44%
Unilever Capital Corporation,
5.900%, 11-15-32	1,450	1,618

Pharmaceuticals - 1.43%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,073
Pfizer Inc.,
4.450%, 3-15-12	1,500	1,593
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	1,500	1,622
		5,288
Property & Casualty Insurance - 0.14%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	500	524

Restaurants - 0.14%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	511

Soft Drinks - 0.38%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	500	626
PepsiCo, Inc.,
3.750%, 3-1-14	750	781
		1,407
Systems Software - 0.14%
Microsoft Corporation,
2.950%, 6-1-14	500	507

TOTAL CORPORATE DEBT SECURITIES - 11.94%		$44,134

(Cost: $40,991)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.28%
Federal National Mortgage Association,
7.250%, 1-15-10	1,000	1,021

Mortgage-Backed Obligations - 2.99%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	356	384
5.000%, 1-1-18	290	308
5.500%, 4-1-18	77	82
5.000%, 5-1-18	131	139
4.500%, 7-1-18	1,982	2,094
7.000%, 9-1-25	78	87
6.500%, 10-1-28	267	288
6.500%, 2-1-29	167	180
7.500%, 4-1-31	168	189
7.000%, 7-1-31	238	265
7.000%, 9-1-31	226	250
7.000%, 9-1-31	180	201
7.000%, 11-1-31	52	57
6.500%, 2-1-32	844	920
7.000%, 2-1-32	275	305
7.000%, 2-1-32	259	288
7.000%, 3-1-32	180	200
7.000%, 7-1-32	415	461
6.000%, 9-1-32	1,618	1,724
6.000%, 2-1-33	386	411
5.500%, 5-1-33	679	714
5.500%, 5-1-33	487	512
5.500%, 5-1-33	286	301
5.500%, 6-1-33	525	552
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 8-15-28	25	26
6.500%, 8-15-28	34	37
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	98	108
		11,083

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.27%		$12,104

(Cost: $11,538)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.34%
United States Treasury Notes,
3.000%, 7-15-12 (D)	1,198	1,274

Treasury Obligations - 11.11%
United States Treasury Bonds:
7.500%, 11-15-16	1,500	1,934
6.250%, 8-15-23	5,250	6,584
United States Treasury Notes:
4.000%, 3-15-10	3,200	3,255
3.875%, 2-15-13	3,000	3,224
3.625%, 5-15-13	3,000	3,201
4.250%, 8-15-13	4,000	4,363
4.250%, 8-15-15	17,000	18,518
		41,079

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 11.45%		$42,353

(Cost: $38,402)

SHORT-TERM SECURITIES - 0.52%

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	1,936	$1,936
(Cost: $1,936)

TOTAL INVESTMENT SECURITIES - 100.38%		$371,194

(Cost: $314,808)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.38%)		(1,396)

NET ASSETS - 100.00%		$369,798

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$270,667	$––	$––
Corporate Debt Securities	––	44,134	––	*
United States Government Agency Obligations	––	12,104	––
United States Government Obligations	––	42,353	––
Short-Term Securities	––	1,936	––

Total Investments in Securities	270,667	100,527	––	*

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Corporate Debt Securities

Beginning Balance 1-1-09	$2
Net realized gain (loss)	(104)
Net unrealized appreciation (depreciation)	152
Net purchases (sales)	(50)
Transfers in and/or (out) of Level 3 during the period	––
Ending Balance 9-30-09	$–– *

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$152

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $5,502 or 1.49% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $255 or 0.07% of net assets.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

Securities with an aggregate market value of $--* representing less than 0.005% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Bond (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 1.29%
Honeywell International Inc.,
5.000%, 2-15-19	$2,225	$2,342
United Technologies Corporation,
6.125%, 2-1-19	3,000	3,433
		5,775
Air Freight & Logistics - 0.38%
FedEx Corporation,
7.375%, 1-15-14	1,500	1,692

Banking - 4.59%
Barclays Bank PLC,
5.000%, 9-22-16	1,000	1,013
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,130
6.000%, 1-15-18	3,000	3,220
PNC Funding Corp,
4.250%, 9-21-15	5,000	5,020
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (A)	5,000	5,146
U.S. BANCORP,
4.200%, 5-15-14	3,000	3,136
		20,665
Beverage / Bottling - 0.83%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	3,500	3,736

Biotechnology - 0.45%
Amgen Inc.:
6.150%, 6-1-18	1,000	1,131
5.700%, 2-1-19	800	879
		2,010
Building Products - 0.57%
Hanson PLC,
7.875%, 9-27-10	2,500	2,572

Cable & Satellite - 0.85%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	1,250	1,454
EchoStar DBS Corporation,
6.375%, 10-1-11	750	765
Walt Disney Company (The),
4.700%, 12-1-12	1,500	1,618
		3,837
CMBS Other - 2.23%
COMM 2005-C6,
5.144%, 6-10-44	6,000	6,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,950
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (C)	2,000	1,988
		10,049
Coal & Consumable Fuels - 0.22%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,010

Computer Hardware - 2.30%
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	4,000	4,011
Hewlett-Packard Company:
6.500%, 7-1-12	3,000	3,354
4.750%, 6-2-14	500	537
International Business Machines Corporation,
7.625%, 10-15-18	2,000	2,461
		10,363
Conglomerate / Diversified Mfg - 0.12%
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	548

Consumer Finance - 0.83%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (D)	3,600	3,719

Diversified Banks - 0.35%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,500	1,593

Diversified Chemicals - 1.64%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	2,000	2,167
5.750%, 3-15-19	4,725	5,210
		7,377
Diversified Metals & Mining - 0.85%
BHP Billiton Finance (USA) Limited:
5.000%, 12-15-10	1,030	1,066
5.500%, 4-1-14	2,500	2,764
		3,830
Electric - 1.68%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	281	295
NorthWestern Corporation,
6.340%, 4-1-19 (D)	3,000	3,229
PacifiCorp,
5.500%, 1-15-19	1,000	1,087
Pepco Holdings, Inc.,
4.000%, 5-15-10	750	758
Southern Power Company,
6.250%, 7-15-12	2,000	2,190
		7,559
Electrical Components & Equipment - 0.59%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,645

Finance - Other - 1.44%
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (D)	146	––	*
General Electric Capital Corporation:
5.250%, 10-19-12	1,750	1,851
5.625%, 5-1-18	2,000	1,990
Student Loan Marketing Association,
0.000%, 10-3-22 (E)	3,000	1,546
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	1,000	1,073
		6,460
Finance Companies - 0.12%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (B)	500	525

Food Processors - 0.92%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13	3,000	3,128
Campbell Soup Company,
4.500%, 2-15-19	1,000	1,026
		4,154
Gas - Local Distribution - 0.70%
AGL Capital Corporation,
7.125%, 1-14-11	3,000	3,156

Gas Pipe Lines - 2.13%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	4,000	4,207
Northern Natural Gas,
7.000%, 6-1-11 (D)	3,000	3,240
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	2,126
		9,573
Health Care Facilities - 0.09%
HCA - The Healthcare Company,
8.750%, 9-1-10	381	387

Household Appliances - 0.21%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (D)	1,000	930

Household Products - 1.31%
Procter & Gamble Company (The):
4.950%, 8-15-14	3,000	3,295
8.000%, 9-1-24	2,000	2,592
		5,887
Industrial Machinery - 0.72%
Illinois Tool Works Inc.,
5.150%, 4-1-14	3,000	3,261

Information / Data Technology - 0.24%
IBM International Group Capital LLC,
5.050%, 10-22-12	1,000	1,089

Integrated Telecommunication Services - 0.94%
AT&T Inc.:
4.950%, 1-15-13	750	800
5.800%, 2-15-19	1,500	1,606
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	1,700	1,844
		4,250
Investment Banking & Brokerage - 0.92%
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	4,000	4,162

Life Insurance - 1.10%
Prudential Financial, Inc.,
4.750%, 9-17-15	5,000	4,965

Metals / Mining - 1.31%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	5,902

Multi-Utilities - 0.81%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,561
Duke Energy Corporation,
6.250%, 1-15-12	1,000	1,090
		3,651
Oil & Gas - 2.72%
Shell International Finance B.V.,
3.250%, 9-22-15	10,000	10,067
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,000	2,161
		12,228
Oil & Gas Equipment & Services - 0.70%
Halliburton Company:
6.150%, 9-15-19	1,375	1,542
6.750%, 2-1-27	1,400	1,586
		3,128
Oilfield Machinery & Service - 0.83%
Weatherford International, Inc.,
5.950%, 6-15-12	3,500	3,754

Other Diversified Financial Services - 0.47%
Bank of America Corporation,
6.500%, 8-1-16	2,000	2,103

Other Mortgage-Backed Securities - 0.56%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (C)	2,500	2,537

Other Non-Agency REMIC/CMO - 2.52%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	2,468	1,867
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	1,750	1,208
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	2,265	1,308
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	701	687
MASTR Adjustable Rate Mortgages Trust 2005-1,
4.855%, 3-25-35 (C)	2,720	230
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
3.905%, 2-25-34 (C)	748	372
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
3.789%, 9-25-34 (C)	2,178	131
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
4.945%, 12-25-34 (C)	3,074	154
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
3.257%, 3-25-34 (C)	1,246	393
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.036%, 5-25-34 (C)	1,460	131
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.667%, 11-25-35 (C)	1,230	31
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.488%, 12-25-35 (C)	1,268	51
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1,
5.922%, 2-25-36 (C)	412	3
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	3,000	2,294
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	2,500	2,462
		11,322
Paper / Forest Products - 0.06%
Westvaco Corporation,
7.500%, 6-15-27	309	259

Pharmaceuticals - 2.27%
Abbott Laboratories:
3.750%, 3-15-11	2,000	2,073
5.600%, 5-15-11	1,000	1,070
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	2,738
Johnson & Johnson,
5.150%, 7-15-18	2,000	2,183
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	2,000	2,163
		10,227
Property & Casualty Insurance - 1.78%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	3,000	3,146
4.750%, 5-15-12	2,000	2,141
5.000%, 8-15-13	2,500	2,716
		8,003
Soft Drinks - 0.55%
Coca-Cola Company (The),
5.350%, 11-15-17	2,250	2,457

Telecommunications - 2.46%
British Telecommunications plc,
5.150%, 1-15-13	3,500	3,647
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	5,000	5,251
New York Telephone Company,
6.700%, 11-1-23	750	760
Telecom Italia Capital,
6.999%, 6-4-18	1,250	1,382
		11,040
Utilities - Water - 0.47%
California Water Service Company,
5.875%, 5-1-19	2,000	2,123

TOTAL CORPORATE DEBT SECURITIES - 48.12%		$216,513

(Cost: $220,083)

MUNICIPAL BONDS - TAXABLE

California - 2.09%
City of Stockton, 2007 Taxable Pension Obligation Bonds, Series A,
5.140%, 9-1-17	9,670	9,412

Massachusetts - 0.30%
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	1,250	1,341

New York - 0.95%
New York City Industrial Development Agency,
11.000%, 3-1-29 (D)	4,000	4,264

TOTAL MUNICIPAL BONDS - TAXABLE - 3.34%		$15,017

(Cost: $14,490)

OTHER GOVERNMENT SECURITIES

Brazil - 0.12%
Federative Republic of Brazil (The),
9.250%, 10-22-10	500	540

Canada - 0.39%
Province de Quebec,
7.140%, 2-27-26	1,500	1,773

TOTAL OTHER GOVERNMENT SECURITIES - 0.51%		$2,313

(Cost: $2,055)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.42%
Federal Farm Credit Bank:
4.350%, 9-2-14	4,400	4,726
5.200%, 11-28-16	5,000	5,484
4.600%, 1-29-20	2,500	2,602
Federal National Mortgage Association,
4.000%, 1-18-13	2,500	2,599
		15,411
Mortgage-Backed Obligations - 27.39%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.470%, 12-1-36 (C)	1,711	1,802
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-19	1,000	1,062
5.000%, 5-15-23	1,500	1,566
5.000%, 3-15-25	4,000	4,188
7.500%, 9-15-29	386	429
5.000%, 5-15-31	2,550	2,646
5.500%, 9-15-31	2,324	2,408
5.000%, 9-15-32	1,500	1,573
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
5.500%, 12-15-13	590	23
5.000%, 6-15-24	374	5
5.000%, 7-15-29	854	32
5.000%, 9-15-31	1,758	149
5.500%, 10-15-31	2,125	226
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3-1-19	901	949
4.500%, 10-1-20	2,641	2,789
5.000%, 6-1-21	1,107	1,172
5.000%, 11-1-21	1,391	1,467
6.000%, 8-1-22	1,874	1,996
5.000%, 7-1-25	1,688	1,763
6.000%, 2-1-27	1,610	1,714
5.000%, 3-1-35	1,202	1,247
5.500%, 10-1-35	924	971
5.500%, 8-1-36	1,305	1,369
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.273%, 12-1-36 (C)	1,024	1,066
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1-25-17	4,919	5,135
5.000%, 3-25-18	3,500	3,724
5.000%, 6-25-18	2,173	2,307
5.000%, 9-25-18	3,528	3,715
5.000%, 3-25-29	5,100	5,321
5.500%, 2-25-32	1,217	1,244
5.500%, 10-25-32	3,500	3,655
5.000%, 7-15-33	10,000	10,462
3.500%, 8-25-33	1,030	1,036
4.500%, 12-25-34	1,765	1,832
5.500%, 7-15-36	6,655	7,020
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-18	153	2
5.500%, 1-25-33	1,504	200
5.500%, 11-25-36	8,385	1,107
5.500%, 8-25-37	3,061	386
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (F)
5.750%, 8-25-32	1,035	90
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-18	1,247	1,325
4.500%, 6-1-19	2,176	2,291
4.500%, 8-1-19	2,957	3,113
5.000%, 12-1-19	1,936	2,052
6.000%, 6-1-22	6,016	6,426
5.500%, 11-1-22	2,521	2,692
5.000%, 4-1-24	1,719	1,800
4.500%, 7-25-24	1,000	1,021
5.000%, 5-1-28	3,595	3,755
5.500%, 9-25-31	1,000	1,040
5.000%, 6-25-32	5,000	5,127
5.500%, 2-1-33	2,068	2,176
5.500%, 6-1-33	1,495	1,573
5.000%, 9-1-33	3,074	3,191
5.000%, 5-1-35	1,517	1,573
6.500%, 11-1-37	772	823
5.500%, 1-25-39	709	744
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	2,000	2,100
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	1,100	132
5.500%, 6-20-28	65	––	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 12-15-17	415	441
		123,243

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 30.81%		$138,654

(Cost: $134,551)

UNITED STATES GOVERNMENT OBLIGATIONS - 13.25%

Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (E)	3,050	1,875
United States Treasury Bonds:
8.000%, 11-15-21	1,000	1,416
6.125%, 11-15-27	5,000	6,353
4.500%, 8-15-39	10,000	10,784
United States Treasury Notes:
4.125%, 8-31-12	7,000	7,551
4.250%, 8-15-13	8,950	9,761
4.000%, 2-15-14	6,000	6,491
3.625%, 8-15-19	15,000	15,401
(Cost: $57,423)		$59,632

SHORT-TERM SECURITIES

Master Note - 0.41%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	1,841	1,841

Notes - 1.97%
American Honda Finance Corp.,
0.846%, 10-29-09 (C)	2,000	1,998
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (C)	3,300	3,371
Caterpillar Financial Services Corporation,
0.588%, 10-9-09 (C)	2,500	2,500
John Deere Capital Corporation,
0.803%, 10-16-09 (C)	1,000	1,000
		8,869

TOTAL SHORT-TERM SECURITIES - 2.38%		$10,710

(Cost: $10,710)

TOTAL INVESTMENT SECURITIES - 98.41%		$442,839

(Cost: $439,312)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.59%		7,167

NET ASSETS - 100.00%		$450,006

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$––	$216,013	$500
Municipal Bonds	––	15,017	––
Other Government Securities	––	2,313	––
United States Government Agency Obligations	––	138,654	––
United States Government Obligations	––	59,632	––
Short-Term Securities	––	10,710	––

Total Investments in Securities	––	442,339	500

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Corporate Debt Securities

Beginning Balance 1-1-09	$522
Net realized gain (loss)	(847)
Net unrealized appreciation (depreciation)	857
Net purchases (sales)	(32)
Transfers in and/or (out) of Level 3 during the period	––
Ending Balance 9-30-09	$500

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$857

*Not shown due to rounding.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $11,704 or 2.60% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $15,382 or 3.42% of net assets.

(E)Zero coupon bond.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Securities
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Core Equity (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.49%
Omnicom Group Inc.	282	$10,428

Aerospace & Defense - 1.30%
Boeing Company (The)	101	5,464

Biotechnology - 2.92%
Amgen Inc. (A)	203	12,226

Brewers - 2.10%
Molson Coors Brewing Company, Class B	181	8,792

Communications Equipment - 6.23%
Juniper Networks, Inc. (A)	195	5,258
QUALCOMM Incorporated	336	15,108
Telefonaktiebolaget LM Ericsson, ADR	576	5,767
		26,133
Computer Hardware - 6.71%
Apple Inc. (A)	58	10,807
Hewlett-Packard Company	367	17,312
		28,119
Construction & Farm Machinery & Heavy Trucks - 1.35%
PACCAR Inc	150	5,672

Consumer Finance - 4.50%
American Express Company	119	4,048
Capital One Financial Corporation	414	14,804
		18,852
Department Stores - 4.76%
Macy's Inc.	633	11,583
Nordstrom, Inc.	274	8,368
		19,951
Diversified Banks - 2.79%
Wells Fargo & Company	415	11,686

Diversified Capital Markets - 1.08%
UBS AG (A)(B)(C)	63	1,153
UBS AG (B)	183	3,354
		4,507
Diversified Chemicals - 4.51%
Dow Chemical Company (The)	438	11,426
PPG Industries, Inc.	129	7,527
		18,953
Fertilizers & Agricultural Chemicals - 0.90%
Monsanto Company	49	3,762

General Merchandise Stores - 0.98%
Target Corporation	88	4,108

Health Care Equipment - 2.03%
Baxter International Inc.	149	8,512

Home Improvement Retail - 1.44%
Home Depot, Inc. (The)	226	6,031

Hypermarkets & Super Centers - 2.74%
Costco Wholesale Corporation	203	11,484

Industrial Conglomerates - 1.27%
Textron Inc.	280	5,313

Industrial Gases - 3.04%
Air Products and Chemicals, Inc.	80	6,210
Praxair, Inc.	80	6,519
		12,729
Industrial Machinery - 2.25%
Parker Hannifin Corporation	182	9,414

Integrated Oil & Gas - 1.57%
Suncor Energy Inc.	191	6,601

Internet Retail - 1.38%
Amazon.com, Inc. (A)	62	5,798

Investment Banking & Brokerage - 2.95%
Charles Schwab Corporation (The)	287	5,496
Lazard Group LLC	167	6,891
		12,387
Oil & Gas Equipment & Services - 6.15%
Halliburton Company	157	4,269
Schlumberger Limited	60	3,576
Smith International, Inc.	191	5,479
Weatherford International Ltd. (A)	601	12,463
		25,787
Oil & Gas Exploration & Production - 2.98%
Noble Energy, Inc.	94	6,174
XTO Energy Inc.	153	6,309
		12,483
Other Diversified Financial Services - 6.88%
Bank of America Corporation	956	16,178
JPMorgan Chase & Co.	289	12,651
		28,829
Pharmaceuticals - 1.11%
Teva Pharmaceutical Industries Limited, ADR	92	4,667

Railroads - 3.23%
Union Pacific Corporation	232	13,554

Regional Banks - 1.01%
Marshall & Ilsley Corporation	526	4,245

Semiconductor Equipment - 2.25%
Applied Materials, Inc.	703	9,423

Semiconductors - 3.01%
Microchip Technology Incorporated	476	12,619

Soft Drinks - 3.04%
Coca-Cola Company (The)	238	12,754

Specialized Finance - 2.61%
CME Group Inc.	22	6,811
IntercontinentalExchange, Inc. (A)	43	4,150
		10,961
Tobacco - 5.48%
Lorillard, Inc.	198	14,719
Philip Morris International Inc.	170	8,261
		22,980

TOTAL COMMON STOCKS - 99.04%		$415,224

(Cost: $374,586)

TOTAL INVESTMENT SECURITIES - 99.04%		$415,224

(Cost: $374,586)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.96%		4,018

NET ASSETS - 100.00%		$419,242

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$415,224	$––	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $1,153 or 0.28% of net assets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks - 1.19%
T. Rowe Price Group, Inc.	46	$2,116

Brewers - 1.88%
Molson Coors Brewing Company, Class B	68	3,322

Communications Equipment - 3.30%
Consolidated Communications Holdings, Inc.	127	2,036
QUALCOMM Incorporated	85	3,804
		5,840
Computer Hardware - 1.99%
Hewlett-Packard Company	75	3,517

Construction & Engineering - 2.18%
Fluor Corporation	76	3,853

Construction & Farm Machinery & Heavy Trucks - 2.28%
Deere & Company	94	4,031

Consumer Finance - 1.91%
Capital One Financial Corporation	95	3,378

Data Processing & Outsourced Services - 1.21%
Visa Inc., Class A	31	2,146

Department Stores - 2.26%
Macy's Inc.	218	3,977

Distillers & Vintners - 1.60%
Diageo plc, ADR	46	2,835

Diversified Banks - 0.95%
U.S. Bancorp	77	1,678

Diversified Chemicals - 1.57%
PPG Industries, Inc.	48	2,774

Diversified Metals & Mining - 1.50%
Rio Tinto plc, ADR	16	2,665

Electrical Components & Equipment - 1.86%
Emerson Electric Co.	82	3,297

Fertilizers & Agricultural Chemicals - 1.82%
Monsanto Company	42	3,224

Health Care Equipment - 2.56%
Baxter International Inc.	12	690
Medtronic, Inc.	71	2,621
Stryker Corporation	27	1,222
		4,533
Home Improvement Retail - 0.91%
Lowe's Companies, Inc.	77	1,617

Homebuilding - 0.91%
D.R. Horton, Inc.	142	1,616

Hotels, Resorts & Cruise Lines - 0.88%
Starwood Hotels & Resorts Worldwide, Inc.	47	1,566

Household Products - 4.19%
Colgate-Palmolive Company	75	5,703
Procter & Gamble Company (The)	30	1,713
		7,416
Industrial Gases - 3.06%
Air Products and Chemicals, Inc.	46	3,559
Praxair, Inc.	23	1,858
		5,417
Industrial Machinery - 1.86%
Illinois Tool Works Inc.	77	3,301

Integrated Oil & Gas - 4.69%
BP p.l.c., ADR	49	2,616
Exxon Mobil Corporation	83	5,695
		8,311
Integrated Telecommunication Services - 1.72%
AT&T Inc.	113	3,048

Multi-Utilities - 0.99%
Dominion Resources, Inc.	51	1,756

Oil & Gas Equipment & Services - 9.96%
Halliburton Company	141	3,832
National Oilwell Varco, Inc. (A)	64	2,741
Schlumberger Limited	104	6,190
Smith International, Inc.	57	1,627
Weatherford International Ltd. (A)	157	3,251
		17,641
Oil & Gas Exploration & Production - 3.23%
Apache Corporation	37	3,371
XTO Energy Inc.	57	2,351
		5,722
Oil & Gas Storage & Transportation - 0.92%
Enbridge Inc.	42	1,626

Other Diversified Financial Services - 4.28%
Bank of America Corporation	195	3,307
JPMorgan Chase & Co.	97	4,271
		7,578
Pharmaceuticals - 2.11%
Abbott Laboratories	75	3,728

Property & Casualty Insurance - 2.95%
ACE Limited	54	2,865
Travelers Companies, Inc. (The)	48	2,355
		5,220
Railroads - 3.39%
Burlington Northern Santa Fe Corporation	26	2,097
Union Pacific Corporation	67	3,909
		6,006
Restaurants - 1.56%
McDonald's Corporation	48	2,764

Semiconductors - 3.53%
Microchip Technology Incorporated	237	6,272

Soft Drinks - 1.89%
Coca-Cola Company (The)	62	3,343

Specialized Finance - 1.45%
CME Group Inc.	8	2,565

Steel - 1.11%
Nucor Corporation	42	1,965

Systems Software - 1.89%
Microsoft Corporation	129	3,339

Tobacco - 6.88%
Altria Group, Inc.	82	1,457
Lorillard, Inc.	71	5,295
Philip Morris International Inc.	112	5,450
		12,202

TOTAL COMMON STOCKS - 94.42%		$167,205

(Cost: $158,974)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 4.28%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,500	2,500
General Mills, Inc.,
0.230%, 10-19-09	3,000	2,999
McCormick & Co. Inc.,
0.130%, 10-1-09	2,094	2,094
		7,593
Master Note - 2.07%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,658	3,658

TOTAL SHORT-TERM SECURITIES - 6.35%		$11,251

(Cost: $11,251)

TOTAL INVESTMENT SECURITIES - 100.77%		$178,456

(Cost: $170,225)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.77%)		(1,371)

NET ASSETS - 100.00%		$177,085

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$167,205	$––	$––
Short-Term Securities	––	11,251	––

Total Investments in Securities	167,205	11,251	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Energy (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.62%
Alpha Natural Resources, Inc. (A)	6	$194
Arch Coal, Inc.	8	181
Cameco Corporation	5	152
CONSOL Energy Inc.	5	205
Peabody Energy Corporation	9	317
		1,049
Construction & Engineering - 4.24%
Fluor Corporation	15	748
Jacobs Engineering Group Inc. (A)	10	480
		1,228
Construction & Farm Machinery & Heavy Trucks - 1.20%
Bucyrus International, Inc., Class A	10	347

Diversified Metals & Mining - 0.97%
BHP Billiton Limited, ADR	4	281

Electric Utilities - 2.79%
Entergy Corporation	6	451
Exelon Corporation	7	357
		808
Electrical Components & Equipment - 0.48%
First Solar, Inc. (A)	1	138

Integrated Oil & Gas - 14.19%
ConocoPhillips	9	395
Exxon Mobil Corporation	13	892
Hess Corporation	7	382
Marathon Oil Corporation	9	276
Occidental Petroleum Corporation	11	878
Petroleo Brasileiro S.A. - Petrobras, ADR	17	792
Suncor Energy Inc.	14	491
		4,106
Oil & Gas Drilling - 6.82%
ENSCO International Incorporated	7	289
Helmerich & Payne, Inc.	20	773
Nabors Industries Ltd. (A)	24	500
Transocean Inc. (A)	5	413
		1,975
Oil & Gas Equipment & Services - 24.95%
Baker Hughes Incorporated	10	435
BJ Services Company	25	480
Cameron International Corporation (A)	20	764
FMC Technologies, Inc. (A)	9	491
Halliburton Company	35	937
National Oilwell Varco, Inc. (A)	26	1,126
Schlumberger Limited	19	1,125
Smith International, Inc.	15	429
Tenaris S.A., ADR	11	394
Weatherford International Ltd. (A)	50	1,039
		7,220
Oil & Gas Exploration & Production - 27.25%
Anadarko Petroleum Corporation	7	467
Apache Corporation	9	812
Cabot Oil & Gas Corporation	9	318
CNOOC Limited, ADR	2	305
Continental Resources, Inc. (A)	20	770
Devon Energy Corporation	10	667
EOG Resources, Inc.	8	639
Newfield Exploration Company (A)	19	798
Noble Energy, Inc.	12	814
Southwestern Energy Company (A)	30	1,269
Ultra Petroleum Corp. (A)	7	360
XTO Energy Inc.	16	668
		7,887
Oil & Gas Refining & Marketing - 1.85%
Clean Energy Fuels Corp. (A)	17	248
Valero Energy Corporation	15	287
		535
Oil & Gas Storage & Transportation - 4.48%
El Paso Corporation	45	462
El Paso Pipeline Partners, L.P.	16	332
Enbridge Inc.	13	502
		1,296
Semiconductor Equipment - 1.31%
Applied Materials, Inc.	28	378

TOTAL COMMON STOCKS - 94.15%		$27,248

(Cost: $29,190)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.42%
Johnson & Johnson,
0.020%, 10-1-09	$991	991

Master Note - 4.06%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	1,174	1,174

TOTAL SHORT-TERM SECURITIES - 7.48%		$2,165

(Cost: $2,165)

TOTAL INVESTMENT SECURITIES - 101.63%		$29,413

(Cost: $31,355)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.63%)		(472)

NET ASSETS - 100.00%		$28,941

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$27,248	$––	$––
Short-Term Securities	––	2,165	––

Total Investments in Securities	27,248	2,165	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Global Natural Resources (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia - 0.37%
Coal & Allied Industries Limited (A)	9		$608

Bermuda - 0.58%
Bunge Limited	15		945

Brazil - 5.60%
Companhia de Saneamento de Minas Gerais (A)	118		1,984
Companhia Energetica de Minas Gerais - CEMIG, ADR	115		1,748
Gerdau S.A., ADR	68		914
Petroleo Brasileiro S.A.- Petrobras, ADR	15		594
Suzano Bahia Sul Papel E Celulose S.A. (A)(B)	271		2,864
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	23		583
Votorantim Celulose e Papel S.A., ADR (B)	27		451
			9,138
Canada - 10.94%
Agrium Inc.	27		1,354
Anatolia Minerals Development Ltd. (A)(B)	84		192
Aquiline Resources Inc. (A)(B)	61		249
ARISE Technologies Corporation (A)(B)	101		32
Atacama Minerals Corp. (A)(B)(C)	120		50
Barrick Gold Corporation	112		4,244
Canadian Natural Resources Limited (A)	53		3,572
First Quantum Minerals Ltd. (A)	30		1,975
MGM Energy Corp. (A)(B)	331		42
Potash Corporation of Saskatchewan Inc.	56		5,060
Suncor Energy Inc. (A)	31		1,083
			17,853
Cayman Islands - 1.08%
China High Speed Transmission Equipment Group Co., Ltd. (A)	365		749
Subsea 7 Inc. (A)(B)	76		1,014
			1,763
Chile - 0.19%
Sociedad Quimica y Minera de Chile S.A., ADR	8		313

China - 2.71%
Sino-Forest Corporation, Class A (A)(B)	101		1,595
Yingli Green Energy Holding Company Limited, ADR (B)	227		2,829
			4,424
Cyprus - 0.10%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	70		168

Denmark - 1.33%
Vestas Wind Systems A/S (A)(B)	30		2,169

Germany - 1.25%
Phoenix Solar Aktiengesellschaft, Sulzemoos (A)	3		179
SGL Carbon SE (A)(B)	46		1,862
			2,041
Hong Kong - 0.22%
Guangdong Investment Limited (A)	725		357

Indonesia - 0.49%
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	544		794

Israel - 1.48%
Israel Chemicals Ltd. (A)	212		2,422

Japan - 0.93%
Mitsubishi Corporation (A)	75		1,517

Kazakhstan - 0.66%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	48		1,074

Panama - 1.40%
McDermott International, Inc. (B)	91		2,292

Russia - 7.10%
OAO LUKOIL, ADR	49		2,688
OJSC Oil Company Rosneft, GDR (A)	260		1,955
Open Joint Stock Company Gazprom, ADR (A)	220		5,114
Uralkali Group, GDR (A)	97		1,829
			11,586
Singapore - 0.34%
Straits Asia Resources Limited (A)	370		559

South Africa - 1.70%
Gold Fields Limited, ADR	147		2,026
Impala Platinum Holdings Limited (A)	32		745
			2,771
South Korea - 0.27%
LG Chem, Ltd. (A)	2		446

Spain - 0.08%
Gamesa Corporacion Tecnologica, S.A. (A)	6		134

Switzerland - 2.67%
Noble Corporation	115		4,365

Thailand - 0.90%
Banpu Public Company Limited (A)	87		1,119
Banpu Public Company Limited, Registered Shares (A)	27		343
			1,462
United Kingdom - 3.21%
Randgold Resources Limited, ADR	75		5,241

United States - 38.57%
Allegheny Technologies Incorporated	38		1,323
Alpha Natural Resources, Inc. (B)	65		2,282
Cameron International Corporation (B)	135		5,106
Celanese Corporation, Series A	30		750
Chesapeake Energy Corporation	153		4,345
Comstock Resources, Inc. (B)	23		922
CONSOL Energy Inc.	39		1,773
Dril-Quip, Inc. (B)	31		1,514
El Paso Corporation	560		5,779
Energy Recovery, Inc. (B)	30		176
Energy Transfer Partners, L.P.	15		630
First Solar, Inc. (B)	10		1,529
Foster Wheeler Ltd. (B)	16		511
GrafTech International Ltd. (B)	121		1,777
Halliburton Company (D)	165		4,475
MarkWest Energy Partners, L.P.	15		357
Oceaneering International, Inc. (B)	40		2,270
Owens-Illinois, Inc. (B)(D)	50		1,845
Peabody Energy Corporation	64		2,381
Petrohawk Energy Corporation (B)	290		7,020
Plains Exploration and Production Company (B)	25		692
Questar Corporation	32		1,202
Range Resources Corporation	30		1,481
Regency Energy Partners LP	45		890
Rockwood Holdings, Inc. (B)	18		364
SandRidge Energy, Inc. (B)	73		946
Smith International, Inc.	40		1,148
Superior Energy Services, Inc. (B)	83		1,874
Targa Resources Partners LP	23		426
Transocean Inc. (B)	62		5,303
Williams Companies, Inc. (The)	105		1,876
			62,967

TOTAL COMMON STOCKS - 84.17%			$137,409

(Cost: $125,301)

PREFERRED STOCKS

Brazil - 3.75%
Bradespar S.A. (A)	94		1,730
CESP - Companhia Energetica de Sao Paulo (A)	112		1,379
Companhia Energetica de Minas Gerais - CEMIG (A)	80		1,210
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	68		1,799
			6,118
United States - 0.21%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	68		348

TOTAL PREFERRED STOCKS - 3.96%			$6,466

(Cost: $5,004)

CALL OPTIONS	Number of Contracts

Chesapeake Energy Corporation,
Oct $12.50, Expires 10-19-09	1		1,113
Chevron Corporation:
Jan $50.00, Expires 1-19-10	––	*	613
Jan $45.00, Expires 1-25-10	1		1,521
El Paso Corporation:
Oct $7.00, Expires 10-19-09	1		507
Jan $5.00, Expires 1-19-10	2		864
Apr $5.00, Expires 4-19-10	1		378
Occidental Petroleum Corporation,
Nov $45.00, Expires 11-23-09	––	*	1,005
Schlumberger Limited,
Jan $40.00, Expires 1-19-10	1		2,080

TOTAL CALL OPTIONS - 4.95%			$8,081

(Cost: $6,725)

CORPORATE DEBT SECURITIES - 0.05%	Principal

Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (E)(F)(G)	BRL180	$84
(Cost: $86)

SHORT-TERM SECURITIES

Commercial Paper - 3.40%
American Honda Finance Corp.,
0.230%, 10-2-09	$2,200	2,200
Becton Dickinson & Co.,
0.170%, 10-14-09	1,844	1,844
PACCAR Financial Corp.,
0.160%, 10-15-09	1,500	1,500
		5,544
Master Note - 2.43%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	3,966	3,966

TOTAL SHORT-TERM SECURITIES - 5.83%		$9,510

(Cost: $9,510)

TOTAL INVESTMENT SECURITIES - 98.96%		$161,550

(Cost: $146,626)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.04%		1,693

NET ASSETS - 100.00%		$163,243

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$137,241	$––	$168
Preferred Stocks	6,118	––	348
Call Options	8,081	––	––
Corporate Debt Securities	––	––	84
Short-Term Securities	––	9,510	––

Total Investments in Securities	151,440	9,510	600

Forward Foreign Currency Contracts	––	2	––
			––
Liabilities
Forward Foreign Currency Contracts	––	25	––
Futures Contracts	289	––	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities

Beginning Balance 1-1-09	$280	$409	$77
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	(112)	(61)	7
Net purchases (sales)	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––

Ending Balance 9-30-09	$168	$348	$84

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$(112)	$(61)	$7

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Euro	Canadian Imperial Bank of Commerce	100	11-6-09	$––	$2
Sell	Euro	Toronto-Dominion Bank (The)	210	1-8-10	2	––
Sell	South African Rand	Toronto-Dominion Bank (The)	960	10-28-09	––	6
Sell	South African Rand	Royal Bank of Canada	2,000	11-4-09	––	17

					$2	$25

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Illiquid restricted securities. At September 30, 2009, the following restricted securities were owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Atacama Minerals Corp.	8-19-08	120	$113	$50
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	70	118	168
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	348

			$442	$566

The total value of these securities represented approximately 0.35% of net assets at September 30, 2009.

(D)Securities serve as collateral for the following open futures contracts at September 30, 2009:

Description	Type	Expiration Date	Number o Contracts	Market Value	Unrealized Depreciation

S&P 500 Emini	Short	12-18-09	––*	$(25,006)	$(289)

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(F)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $84 or 0.05% of net assets.

Securities with an aggregate market value of $600, representing 0.37% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Growth (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.77%
United Technologies Corporation	107	$6,507

Air Freight & Logistics - 0.76%
FedEx Corporation	85	6,386

Asset Management & Custody Banks - 3.34%
BlackRock, Inc., Class A	91	19,644
T. Rowe Price Group, Inc.	187	8,555
		28,199
Automotive Retail - 1.47%
AutoZone, Inc. (A)	42	6,068
O'Reilly Automotive, Inc. (A)	175	6,321
		12,389
Biotechnology - 4.34%
Gilead Sciences, Inc. (A)	788	36,696

Casinos & Gaming - 2.26%
Wynn Resorts, Limited (A)	269	19,091

Communications Equipment - 10.17%
Cisco Systems, Inc. (A)	1,594	37,532
QUALCOMM Incorporated	860	38,703
Research In Motion Limited (A)	143	9,646
		85,881
Computer Hardware - 10.11%
Apple Inc. (A)	252	46,676
Hewlett-Packard Company	822	38,807
		85,483
Data Processing & Outsourced Services - 4.27%
MasterCard Incorporated, Class A	49	9,845
Visa Inc., Class A	379	26,220
		36,065
Department Stores - 3.71%
Kohl's Corporation (A)	549	31,332

Electrical Components & Equipment - 1.52%
Emerson Electric Co.	321	12,882

Environmental & Facilities Services - 0.51%
Stericycle, Inc. (A)	89	4,317

Fertilizers & Agricultural Chemicals - 2.61%
Monsanto Company	284	21,966

General Merchandise Stores - 1.92%
Target Corporation	347	16,189

Health Care Equipment - 4.51%
Baxter International Inc.	454	25,893
Intuitive Surgical, Inc. (A)	36	9,441
Stryker Corporation	60	2,726
		38,060
Health Care Supplies - 0.58%
DENTSPLY International Inc.	143	4,922

Home Entertainment Software - 0.31%
Activision Blizzard, Inc. (A)	211	2,616

Home Improvement Retail - 3.85%
Home Depot, Inc. (The)	831	22,126
Lowe's Companies, Inc.	502	10,516
		32,642
Hotels, Resorts & Cruise Lines - 0.50%
Carnival Corporation	127	4,227

Household Products - 4.68%
Colgate-Palmolive Company	519	39,582

Hypermarkets & Super Centers - 1.11%
Costco Wholesale Corporation	17	965
Wal-Mart Stores, Inc.	172	8,434
		9,399
Industrial Gases - 2.06%
Praxair, Inc.	213	17,433

Internet Software & Services - 5.05%
Google Inc., Class A (A)	86	42,722

Investment Banking & Brokerage - 0.27%
Charles Schwab Corporation (The)	119	2,269

Life Sciences Tools & Services - 1.24%
Thermo Fisher Scientific Inc. (A)	241	10,507

Oil & Gas Equipment & Services - 7.12%
National Oilwell Varco, Inc. (A)	194	8,380
Schlumberger Limited	498	29,687
Smith International, Inc.	145	4,156
Weatherford International Ltd. (A)	867	17,979
		60,202
Other Diversified Financial Services - 4.44%
JPMorgan Chase & Co.	858	37,594

Pharmaceuticals - 3.64%
Abbott Laboratories	317	15,687
Teva Pharmaceutical Industries Limited, ADR	298	15,072
		30,759
Restaurants - 2.50%
McDonald's Corporation	371	21,173

Semiconductors - 4.81%
Linear Technology Corporation	309	8,532
Microchip Technology Incorporated	1,211	32,092
		40,624
Soft Drinks - 1.05%
Coca-Cola Company (The)	165	8,850

Specialized Finance - 1.67%
CME Group Inc.	46	14,115

Specialty Chemicals - 1.12%
Ecolab Inc.	206	9,505

TOTAL COMMON STOCKS - 98.27%		$830,584

(Cost: $712,232)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.07%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,000	2,000
General Mills, Inc.,
0.230%, 10-19-09	5,000	4,999
McCormick & Co. Inc.,
0.130%, 10-1-09	2,042	2,042
		9,041
Master Note - 0.37%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,156	3,156

TOTAL SHORT-TERM SECURITIES - 1.44%		$12,197

(Cost: $12,197)

TOTAL INVESTMENT SECURITIES - 99.71%		$842,781

(Cost: $724,429)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.29%		2,460

NET ASSETS - 100.00%		$845,241

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$830,584	$––	$––
Short-Term Securities	––	12,197	––

Total Investments in Securities	830,584	12,197	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
High Income (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Broadcasting - 0.00%
Citadel Broadcasting Corporation (A)	15	$1

Casinos & Gaming - 0.06%
Pinnacle Entertainment, Inc. (A)	13	128

Movies & Entertainment - 0.05%
RHI Entertainment, Inc. (A)	35	111

Oil & Gas Storage & Transportation - 0.15%
Inergy, L.P.	10	297

Wireless Telecommunication Service - 0.05%
NII Holdings, Inc. (A)	4	105

TOTAL COMMON STOCKS - 0.31%		$642

(Cost: $1,532)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 1.90%
Esterline Technologies Corporation,
7.750%, 6-15-13	$750	743
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (B)	500	496
Spirit AeroSystems Holdings, Inc.,
7.500%, 10-1-17 (C)	250	249
Vought Aircraft Industries, Inc.,
8.000%, 7-15-11	2,520	2,494
		3,982
Apparel, Accessories & Luxury Goods - 0.96%
Oxford Industries, Inc.,
11.375%, 7-15-15	700	750
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,300	1,254
		2,004
Automobile Manufacturers - 1.77%
Affinia Group Inc.:
9.000%, 11-30-14	1,341	1,274
10.750%, 8-15-16 (B)	185	199
UCI Holdco, Inc.,
9.250%, 12-15-13 (D)(E)	2,696	1,074
United Auto Group, Inc.,
7.750%, 12-15-16	1,250	1,153
		3,700
Automotive Retail - 1.06%
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,250	2,228

Banking - 0.69%
JPMorgan Chase & Co.,
7.900%, 4-29-49	1,500	1,440

Building Products - 1.64%
CPG International I Inc.,
10.500%, 7-1-13	1,500	1,268
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	1,600	1,520
Ply Gem Industries, Inc.,
11.750%, 6-15-13	750	660
		3,448
Cable & Satellite - 2.51%
CSC Holdings, Inc.:
8.500%, 6-15-15 (B)	600	630
8.625%, 2-15-19 (B)	250	264
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	1,000	1,070
DISH DBS Corporation:
7.875%, 9-1-19 (C)	1,000	1,010
7.875%, 9-1-19	750	758
EchoStar DBS Corporation,
7.750%, 5-31-15	1,500	1,530
		5,262
Capital Goods - 0.82%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	1,025	994
9.500%, 8-1-14 (B)	286	277
11.750%, 8-1-16	500	453
		1,724
Casinos & Gaming - 5.63%
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (B)	3,150	3,268
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	1,750	809
MGM MIRAGE:
8.500%, 9-15-10	2,600	2,581
10.375%, 5-15-14 (B)	325	347
7.625%, 1-15-17	500	390
11.125%, 11-15-17 (B)	650	710
11.375%, 3-1-18 (C)	750	705
Peninsula Gaming, LLC:
8.375%, 8-15-15 (B)	550	550
10.750%, 8-15-17 (B)	400	402
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	1,289	1,289
7.500%, 6-15-15	250	221
8.625%, 8-1-17 (B)	525	528
		11,800
Construction Materials - 0.11%
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	75	42
16.000%, 6-1-16 (B)	200	195
		237
Consumer Finance - 3.67%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	3,325	3,225
Ford Motor Credit Company:
9.750%, 9-15-10	1,000	1,022
9.875%, 8-10-11	1,000	1,014
3.260%, 1-13-12 (D)	350	315
8.000%, 12-15-16	1,000	928
Ford Motor Credit Company LLC:
8.700%, 10-1-14	400	392
12.000%, 5-15-15	750	827
		7,723
Consumer Products - 1.61%
Visant Holding Corp.,
8.750%, 12-1-13	3,325	3,383

Containers - 1.85%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	750	758
9.875%, 10-15-14	1,000	1,027
Huntsman International LLC:
7.375%, 1-1-15	850	771
5.500%, 6-30-16 (B)	300	255
Plastipak Holdings, Inc.:
8.500%, 12-15-15 (B)	130	131
10.625%, 8-15-19 (B)	880	933
		3,875
Diversified Support Services - 0.22%
Iron Mountain Incorporated,
8.375%, 8-15-21	450	464

Diversified Telecom - 1.51%
Frontier Communications Corporation,
8.125%, 10-1-18	800	805
Qwest Communications International Inc.,
8.000%, 10-1-15	800	799
Qwest Corporation:
8.875%, 3-15-12	500	526
8.375%, 5-1-16 (B)	1,000	1,035
		3,165
Electronic Manufacturing Services - 1.01%
Tyco Electronics Ltd.,
6.550%, 10-1-17	2,025	2,120

Environmental & Facilities Services - 0.50%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,000	1,055

Fertilizers & Agricultural Chemicals - 0.51%
Mosaic Company (The),
7.625%, 12-1-16 (B)	1,000	1,067

Finance - 0.62%
CPM Holdings, Inc.,
10.625%, 9-1-14 (B)	1,250	1,291

General Merchandise Stores - 1.86%
Dollar General Corporation:
10.625%, 7-15-15	1,750	1,934
11.875%, 7-15-17	1,750	1,969
		3,903
Health Care Equipment - 1.08%
Biomet, Inc.:
10.000%, 10-15-17	750	799
10.375%, 10-15-17	500	531
11.625%, 10-15-17	850	927
		2,257
Health Care Facilities - 4.57%
HCA Inc.:
6.750%, 7-15-13	2,500	2,394
9.625%, 11-15-16	1	1
9.875%, 2-15-17 (B)	300	318
8.500%, 4-15-19 (B)	1,000	1,045
7.875%, 2-15-20 (B)	500	502
HealthSouth Corporation:
7.218%, 6-15-14 (D)	3,500	3,429
10.750%, 6-15-16	1,750	1,899
		9,588
Health Care Facilities / Supplies - 5.59%
Angiotech Pharmaceuticals, Inc.,
7.750%, 4-1-14	1,945	1,391
Catalent Pharma Solutions, Inc.,
9.750%, 4-15-17 (G)	EUR275	290
Inverness Medical Innovations, Inc.,
7.875%, 2-1-16 (C)	$600	579
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	1,000	1,023
11.750%, 11-15-14	1,500	1,425
Rural/Metro Corporation,
0.000%, 3-15-16 (H)	1,415	1,344
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	1,965
US Oncology Holdings, Inc.,
9.125%, 8-15-17 (B)	1,370	1,442
US Oncology, Inc.,
10.750%, 8-15-14	2,150	2,246
		11,705
Hotels, Resorts & Cruise Lines - 1.78%
Gaylord Entertainment Company,
6.750%, 11-15-14	2,350	2,173
Gaylord Entertainment Company, Convertible,
3.750%, 10-1-14 (C)	150	151
Starwood Hotels & Resorts Worldwide, Inc.,
6.750%, 5-15-18	1,500	1,416
		3,740
Household Products - 0.89%
Simmons Bedding Company,
7.875%, 1-15-14 (F)	1,225	1,115
Simmons Company,
0.000%, 12-15-14 (H)	3,000	750
		1,865
Independent Finance - 0.17%
American General Finance Corporation,
6.900%, 12-15-17	500	350

Industrial - Other - 0.04%
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	100	84

IT Consulting & Other Services - 1.06%
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	631
10.625%, 5-15-15 (B)	1,500	1,590
		2,221
Leisure - 1.16%
Cinemark USA, Inc.,
8.625%, 6-15-19 (B)	1,000	1,034
Speedway Motorsports, Inc.,
8.750%, 6-1-16 (B)	1,350	1,404
		2,438
Machinery - 1.18%
Case New Holland Inc.,
7.750%, 9-1-13 (B)	400	398
Terex Corporation,
10.875%, 6-1-16	1,900	2,071
		2,469
Metals / Mining - 2.01%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (B)	1,200	1,214
Teck Cominco Limited,
6.125%, 10-1-35	750	638
Teck Resources Limited:
9.750%, 5-15-14	520	572
10.250%, 5-15-16	780	881
10.750%, 5-15-19	780	907
		4,212
Movies & Entertainment - 1.16%
AMC Entertainment Inc.,
11.000%, 2-1-16	1,500	1,597
Marquee Holdings Inc.,
9.505%, 8-15-14	1,000	828
		2,425
Office Services & Supplies - 2.04%
Interface, Inc.:
11.375%, 11-1-13 (B)	1,200	1,302
9.500%, 2-1-14	3,000	2,974
		4,276
Oil & Gas Exploration & Production - 2.24%
Chesapeake Energy Corporation,
9.500%, 2-15-15	700	737
Continental Resources, Inc.,
8.250%, 10-1-19 (C)	225	231
Petrohawk Energy Corporation:
9.125%, 7-15-13	2,250	2,311
10.500%, 8-1-14 (B)	400	430
7.875%, 6-1-15	1,000	985
		4,694
Oil & Gas Storage & Transportation - 2.18%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	634
El Paso Corporation,
8.250%, 2-15-16	275	282
Inergy, L.P.,
8.750%, 3-1-15 (B)	1,600	1,644
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	2,000	2,010
		4,570
Oil Refining & Marketing - 1.08%
McMoRan Exploration Co.,
11.875%, 11-15-14	1,250	1,250
Quicksilver Resources Inc.:
11.750%, 1-1-16	600	662
7.125%, 4-1-16	400	347
		2,259
Packaged Foods & Meats - 1.87%
Central Garden & Pet Company,
9.125%, 2-1-13	3,874	3,918

Paper & Forest Products - 1.03%
NewPage Corporation,
11.375%, 12-31-14 (C)	400	393
PE Paper Escrow GmbH,
12.000%, 8-1-14 (B)	1,640	1,771
		2,164
Paper Packaging - 0.43%
Sealed Air Corporation,
7.875%, 6-15-17 (B)	850	896

Pharmaceuticals - 0.26%
Warner Chilcott Corporation,
8.750%, 2-1-15	533	546

Publishing - 0.90%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	1,200	1,260
0.000%, 8-1-16 (H)	800	630
		1,890
Railroads - 3.00%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	350	340
7.375%, 6-1-14	500	485
12.500%, 4-1-16 (B)	1,500	1,657
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	2,300	2,644
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,142
		6,268
Restaurants - 1.72%
NPC International, Inc.,
9.500%, 5-1-14	3,605	3,605

Retail / Food & Drug - 0.15%
Rite Aid Corporation,
9.750%, 6-12-16 (B)	300	324

Retail Propane Distributors - 0.49%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (B)	1,000	1,030

Retail Stores - 6.31%
Federated Retail Holdings, Inc.:
5.900%, 12-1-16	750	687
6.375%, 3-15-37	1,000	788
Jostens IH Corp.,
7.625%, 10-1-12	1,500	1,502
Limited Brands, Inc.,
8.500%, 6-15-19 (B)	1,350	1,412
May Department Stores Company (The),
6.700%, 7-15-34	360	280
Pantry, Inc. (The),
7.750%, 2-15-14	1,000	933
QVC, Inc.,
7.500%, 10-1-19 (C)	1,200	1,202
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	1,750	1,810
10.500%, 11-15-16	1,000	1,043
Sonic Automotive, Inc.,
8.625%, 8-15-13	2,578	2,461
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	1,100	1,106
		13,224
Service - Other - 9.43%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	3,500	3,710
10.250%, 6-1-16	250	278
Expedia, Inc.,
8.500%, 7-1-16 (B)	750	791
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17 (B)	2,000	2,160
KAR Holdings, Inc.:
4.483%, 5-1-14 (D)	1,750	1,575
8.750%, 5-1-14	1,500	1,485
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	1,000	940
11.000%, 8-15-15 (B)(E)	858	748
11.750%, 8-15-17 (C)	375	349
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	2,850	2,187
West Corporation:
9.500%, 10-15-14	1,500	1,470
11.000%, 10-15-16	4,090	4,059
		19,752
Technology - 2.98%
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (B)	1,700	1,853
Xerox Capital Trust I,
8.000%, 2-1-27	4,500	4,399
		6,252
Utilities - 0.91%
AES Corporation (The),
9.750%, 4-15-16 (B)	1,750	1,908

Wireless Telecommunication Service - 2.25%
Centennial Communications Corp.,
6.347%, 1-1-13 (D)	750	731
Cricket Communications, Inc.,
7.750%, 5-15-16 (B)	1,200	1,218
MetroPCS Communications, Inc.,
9.250%, 11-1-14	1,250	1,278
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (B)	300	307
8.250%, 8-15-19 (B)	300	309
Sprint Nextel Corporation,
8.375%, 8-15-17	200	199
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (B)	600	677
		4,719

TOTAL CORPORATE DEBT SECURITIES - 90.41%		$189,520

(Cost: $186,044)

SENIOR LOANS

Casinos & Gaming - 0.78%
Las Vegas Sands, LLC:
2.040%, 5-23-14 (D)	1,643	1,372
2.040%, 5-23-14 (D)	332	277
		1,649
Construction Materials - 0.66%
Headwaters Incorporated,
9.000%, 4-30-11 (D)	1,444	1,376

Diversified Chemicals - 0.97%
Solutia Inc.,
7.250%, 2-28-14 (D)	2,014	2,037

Retail / Food & Drug - 0.75%
Rite Aid Corporation,
9.500%, 6-5-15 (D)	1,500	1,566

Technology - 0.59%
Palm Inc.,
3.790%, 4-24-14 (D)	1,455	1,230

Utilities - 0.65%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.754%, 10-10-14 (D)	1,706	1,357
3.783%, 10-10-14 (D)	9	7
		1,364

TOTAL SENIOR LOANS - 4.40%		$9,222

(Cost: $9,121)

SHORT-TERM SECURITIES

Commercial Paper - 1.45%
McCormick & Co. Inc.,
0.130%, 10-1-09	3,023	3,023

Master Note - 0.72%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	1,519	1,519

TOTAL SHORT-TERM SECURITIES - 2.17%		$4,542

(Cost: $4,542)

TOTAL INVESTMENT SECURITIES - 97.29%		$203,926

(Cost: $201,239)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.71%		5,685

NET ASSETS - 100.00%		$209,611

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$642	$––	$––
Corporate Debt Securities	––	188,976	544
Senior Loans	––	5,050	4,172
Short-Term Securities	––	4,542	––

Total Investments in Securities	642	198,568	4,716

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans

Beginning Balance 1-1-09	$1,935	$––
Net realized gain (loss)	(498)	13
Net unrealized appreciation (depreciation)	651	391
Net purchases (sales)	(640)	3,768
Transfers in and/or (out) of Level 3 during the period	(904)	––

Ending Balance 9-30-09	$544	$4,172

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$171	$391

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $42,902 or 20.47% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $4,869 or 2.32% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(E)Payment in kind bonds.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(H)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

SCHEDULE OF INVESTMENTS
International Growth (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 3.98%
Brambles Limited (A)	774	$5,516
Telstra Corporation Limited (A)	1,316	3,797
Telstra Corporation Limited (A)(B)	149	430
		9,743
Belgium - 1.77%
InBev NV (A)	95	4,335

Brazil - 2.41%
Cia Brasileira de Meios de Pagamento (A)(B)	137	1,359
Petroleo Brasileiro S.A. - Petrobras, ADR	99	4,540
		5,899
Canada - 3.43%
Research In Motion Limited (C)	55	3,693
Shoppers Drug Mart Corporation (A)	75	3,066
Shoppers Drug Mart Corporation (A)(B)	40	1,629
		8,388
China - 8.65%
China Construction Bank Corporation (A)(B)	2,248	1,795
China Construction Bank Corporation (A)	732	585
China Life Insurance Company Limited, ADR	60	3,941
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)	1,809	1,053
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)	1,650	960
Industrial and Commercial Bank of China (Asia) Limited (A)	1,096	826
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,734	2,814
Shanda Games Limited, ADR (C)	240	2,808
Shanda Interactive Entertainment Limited, ADR (C)	42	2,125
Tencent Holdings Limited (A)	261	4,252
		21,159
Denmark - 0.96%
Carlsberg Group (A)	33	2,359

France - 8.71%
ALSTOM (A)	34	2,514
Compagnie Generale des Etablissements Michelin, Class B (A)	30	2,342
Pinault-Printemps-Redoute SA (A)	34	4,384
Technip-Coflexip (A)	59	3,762
VINCI (A)	147	8,301
		21,303
Germany - 4.65%
Bayer Aktiengesellschaft (A)	46	3,229
Deutsche Boerse AG (A)	22	1,816
SAP Aktiengesellschaft (A)	70	3,457
Vossloh AG (A)	25	2,865
		11,367
Hong Kong - 3.08%
Cheung Kong (Holdings) Limited (A)	213	2,703
Esprit Holdings Limited (A)	300	2,011
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	2,038	1,383
Renhe Commercial Holdings Company Limited (A)(B)	7,080	1,425
		7,522
Italy - 6.08%
Banca Intesa S.p.A. (A)	557	2,461
Eni S.p.A. (A)	196	4,899
Saipem S.p.A. (A)	120	3,623
Tenaris S.A. (A)	218	3,882
		14,865
Japan - 10.44%
Canon Inc. (A)	45	1,808
East Japan Railway Company (A)	42	3,023
KONAMI CORPORATION (A)	169	3,435
Mitsubishi Electric Corporation (A)	530	4,015
Nissin Kogyo Co., Ltd. (A)	99	1,441
Shin-Etsu Chemical Co., Ltd. (A)	67	4,113
Sumitomo Mitsui Financial Group, Inc. (A)	104	3,633
Tokyo Electron Limited (A)	64	4,079
		25,547
Netherlands - 4.07%
ASML Holding N.V., Ordinary Shares (A)	40	1,175
Heineken N.V. (A)	87	4,006
Koninklijke KPN N.V. (A)	210	3,485
QIAGEN N.V. (A)(C)	61	1,297
		9,963
Spain - 1.42%
Telefonica, S.A. (A)	126	3,478

Switzerland - 8.67%
Nestle S.A., Registered Shares (A)	195	8,304
Roche Holdings AG, Genussschein (A)	39	6,229
TEMENOS Group AG (A)(C)	171	4,010
UBS AG (A)(B)(C)	23	429
UBS AG (A)	122	2,227
		21,199
United Kingdom - 24.07%
BAE Systems plc (A)	672	3,752
Barclays PLC (A)(C)	1,026	6,068
British American Tobacco p.l.c. (A)	239	7,491
Capita Group Plc (The) (A)	209	2,414
IG Group Holdings plc (A)(B)	258	1,374
Informa plc (A)	665	3,347
International Power plc (A)	759	3,507
National Grid plc (A)	336	3,245
Prudential plc (A)	520	5,000
Reckitt Benckiser Group plc (A)	123	5,992
Rio Tinto plc (A)	48	2,060
Serco Group plc (A)	522	4,216
Vodafone Group Plc (A)	2,521	5,649
Xstrata plc (A)	322	4,752
		58,867
United States - 1.30%
Monsanto Company	41	3,180

TOTAL COMMON STOCKS - 93.69%		$229,174

(Cost: $207,060)

PREFERRED STOCKS - 2.43%

Germany
Fresenius AG (A)	78	4,563
Henkel AG & Co. KGaA (A)	32	1,385
(Cost: $5,747)		$5,948

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.86%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,000	2,000
McCormick & Co. Inc.,
0.130%, 10-1-09	2,544	2,544
		4,544
Master Note - 1.44%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	3,524	3,524

TOTAL SHORT-TERM SECURITIES - 3.30%		$8,068

(Cost: $8,068)

TOTAL INVESTMENT SECURITIES - 99.42%		$243,190

(Cost: $220,875)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.58%		1,418

NET ASSETS - 100.00%		$244,608

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$229,174	$––	$––
Preferred Stocks	5,948	––	––
Short-Term Securities	––	8,068	––

Total Investments in Securities	235,122	8,068	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stock

Beginning Balance 1-1-09	$2,508
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	––
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	(2,508)

Ending Balance 9-30-09	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $12,215 or 4.99% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $1,383 or 0.57% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
International Value (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia - 6.47%
Amcor Limited (A)	1,137		$5,494
Brambles Limited (A)	––	*	––	*
Crown Limited (A)	968		7,626
Foster's Group Limited (A)	1,674		8,198
Telstra Corporation Limited (A)(B)	159		459
Telstra Corporation Limited (A)	3,633		10,480
			32,257
Canada - 2.30%
Canadian Natural Resources Limited (A)	87		5,903
Shoppers Drug Mart Corporation (A)	135		5,540
			11,443
China - 4.17%
China Oilfield Services Limited (A)	5,542		5,170
Industrial and Commercial Bank of China (Asia) Limited (A)	3,373		2,542
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	7,148		5,386
Shanda Interactive Entertainment Limited, ADR (C)	150		7,683
			20,781
Denmark - 1.26%
Carlsberg Group (A)	87		6,287

Finland - 1.68%
Nokia OYJ (A)	570		8,383

France - 16.26%
ALSTOM (A)	133		9,734
AXA S.A. (A)	306		8,274
Sanofi-Aventis (A)	232		17,062
Sanofi-Aventis (A)(B)	26		1,930
Societe Generale (A)	84		6,755
Technip-Coflexip (A)	111		7,097
Thales (A)	119		5,927
TOTAL S.A. (A)	209		12,409
Vivendi Universal (A)	384		11,870
			81,058
Germany - 8.69%
Bayer Aktiengesellschaft (A)	104		7,245
Deutsche Boerse AG (A)	80		6,573
Deutsche Lufthansa Aktiengesellschaft (A)	471		8,386
RWE Aktiengesellschaft (A)	78		7,294
SAP Aktiengesellschaft (A)	152		7,452
Symrise AG (A)	334		6,382
			43,332
Hong Kong - 4.29%
Cheung Kong (Holdings) Limited (A)	620		7,868
CNOOC Limited (A)	3,813		5,127
Metallurgical Corporation of China Ltd., H Shares (A)(C)(D)	4,200		2,851
Renhe Commercial Holdings Company Limited (A)	8,514		1,714
Renhe Commercial Holdings Company Limited (A)(B)	18,946		3,813
			21,373
Italy - 2.77%
Fondiaria-SAI S.p.A. (A)	362		7,614
Tenaris S.A. (A)	346		6,173
			13,787
Japan - 14.52%
East Japan Railway Company (A)	100		7,211
Hitachi Construction Machinery Co., Ltd. (A)	326		6,992
JTEKT Corporation (A)	566		6,599
KONAMI CORPORATION (A)	358		7,296
Mitsubishi Electric Corporation (A)	1,220		9,242
Mitsui O.S.K. Lines, Ltd. (A)	845		5,008
Nintendo Co., Ltd. (A)	25		6,303
Nissin Kogyo Co., Ltd. (A)	693		10,112
NTT DoCoMo, Inc. (A)	4		6,821
Sumitomo Mitsui Financial Group, Inc. (A)	196		6,827
			72,411
Netherlands - 2.24%
Fugro N.V. (A)	95		5,482
Koninklijke KPN N.V. (A)	342		5,673
			11,155
Singapore - 2.60%
DBS Group Holdings Ltd (A)	791		7,458
Singapore Telecommunications Limited (A)	2,391		5,516
			12,974
Switzerland - 5.42%
Nestle S.A., Registered Shares (A)	234		9,992
Roche Holdings AG, Genussschein (A)	62		9,993
TEMENOS Group AG (A)(C)	299		7,020
			27,005
Taiwan - 3.13%
Lite-On Technology Corporation, GDR (A)	547		7,177
Taiwan Semiconductor Manufacturing Company Ltd. (A)	4,199		8,424
			15,601
United Kingdom - 18.78%
BAE Systems plc (A)	1,769		9,873
Barclays PLC (A)(C)	801		4,735
Barclays PLC (A)(B)(C)	877		5,184
BP p.l.c. (A)	1,190		10,515
Home Retail Group plc (A)	1,288		5,597
Informa plc (A)	1,277		6,428
International Power plc (A)	1,430		6,606
Prudential plc (A)	829		7,966
Serco Group plc (A)	835		6,740
Unilever PLC (A)	371		10,531
Vodafone Group Plc (A)	4,878		10,928
Xstrata plc (A)	578		8,527
			93,630
United States - 1.19%
Research In Motion Limited (C)	88		5,947

TOTAL COMMON STOCKS - 95.77%			$477,424

(Cost: $432,541)

PREFERRED STOCKS - 1.69%

Germany
Henkel AG & Co. KGaA (A)	196		$8,450
(Cost: $6,175)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.54%
Clorox Co.,
0.220%, 10-13-09	$1,500		1,500
Coca-Cola Company (The),
0.140%, 11-9-09	6,904		6,903
Sara Lee Corporation,
0.100%, 10-1-09	4,285		4,285
			12,688
Master Note - 0.23%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	1,143		1,143

TOTAL SHORT-TERM SECURITIES - 2.77%			$13,831

(Cost: $13,831)

TOTAL INVESTMENT SECURITIES - 100.23%			$499,705

(Cost: $452,547)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.23%)			(1,134)

NET ASSETS - 100.00%			$498,571

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$470,247	$7,177	$––
Preferred Stocks	8,450	––	––
Short-Term Securities	––	13,831	––

Total Investments in Securities	478,697	21,008	––

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $16,772 or 3.36% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $2,851 or 0.57% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Micro Cap Growth (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.39%
MDC Partners Inc., Class A (A)	71	$525

Apparel Retail - 2.44%
Citi Trends Inc. (A)	20	575
New York & Company, Inc. (A)	67	344
		919
Apparel, Accessories & Luxury Goods - 3.04%
True Religion Apparel, Inc. (A)	30	764
Volcom, Inc. (A)	23	379
		1,143
Application Software - 6.26%
Blackbaud, Inc.	15	353
NetScout Systems, Inc. (A)	49	654
OPNET Technologies, Inc.	15	167
SolarWinds, Inc. (A)	10	227
Ultimate Software Group, Inc. (The) (A)	20	566
VanceInfo Technologies Inc. (A)	20	393
		2,360
Auto Parts & Equipment - 2.01%
Westport Innovations Inc. (A)	60	756

Biotechnology - 5.80%
Allos Therapeutics, Inc. (A)	80	583
Dyax Corp. (A)	68	245
Idenix Pharmaceuticals, Inc. (A)	55	170
InterMune, Inc. (A)	38	607
Pharmasset, Inc. (A)	28	581
		2,186
Broadcasting - 0.68%
Global Traffic Network, Inc. (A)	55	255

Communications Equipment - 3.19%
Aruba Networks, Inc. (A)	44	392
Blue Coat Systems, Inc. (A)	19	431
Neutral Tandem, Inc. (A)	17	378
		1,201
Computer Hardware - 0.73%
3PAR Inc. (A)	25	274

Computer Storage & Peripherals - 3.37%
Compellent Technologies, Inc. (A)	20	359
Isilon Systems, Inc. (A)	87	533
Netezza Corporation (A)	34	377
		1,269
Construction & Engineering - 1.98%
MYR Group Inc. (A)	13	268
Orion Marine Group, Inc. (A)	23	478
		746
Construction & Farm Machinery & Heavy Trucks - 0.63%
Titan Machinery Inc. (A)	19	237

Distributors - 1.00%
DXP Enterprises, Inc. (A)	34	378

Education Services - 2.54%
Grand Canyon Education, Inc. (A)	54	956

Electrical Components & Equipment - 1.86%
Harbin Electric, Inc. (A)	22	371
Powell Industries, Inc. (A)	2	84
Ultralife Corporation (A)	41	247
		702
Electronic Manufacturing Services - 0.75%
Maxwell Technologies, Inc. (A)	15	282

Gas Utilities - 0.87%
China Natural Gas, Inc. (A)	27	326

Health Care Equipment - 8.52%
ABIOMED, Inc. (A)	40	384
Cardiovascular Systems Inc. (A)	11	78
Greatbatch, Inc. (A)	9	209
MAKO Surgical Corp. (A)	43	373
Micrus Endovascular Corporation (A)	22	281
NuVasive, Inc. (A)	11	443
Quidel Corporation (A)	28	456
Somanetics Corporation (A)	25	398
Spectranetics Corporation (The) (A)	92	586
		3,208
Health Care Services - 4.55%
American CareSource Holdings, Inc. (A)	34	148
American Dental Partners, Inc. (A)	21	298
Genoptix, Inc. (A)	18	640
Health Grades, Inc. (A)	127	629
		1,715
Health Care Supplies - 0.75%
Rochester Medical Corporation (A)	23	282

Health Care Technology - 2.02%
Phase Forward Incorporated (A)	54	761

Home Entertainment Software - 0.01%
Majesco Holdings Inc. (A)	2	2

Industrial Machinery - 0.68%
SmartHeat, Inc. (A)	22	258

Internet Software & Services - 4.65%
comScore, Inc. (A)	20	364
Constant Contact, Inc. (A)	22	429
Omniture, Inc. (A)	45	958
		1,751
Investment Banking & Brokerage - 0.62%
RiskMetrics Group, Inc. (A)	16	232

Life Sciences Tools & Services - 1.84%
Bruker Corporation (A)	32	339
eResearch Technology, Inc. (A)	50	353
		692
Managed Health Care - 0.71%
Molina Healthcare, Inc. (A)	13	269

Movies & Entertainment - 1.63%
Rentrak Corporation (A)	34	614

Oil & Gas Equipment & Services - 4.91%
ENGlobal Corporation (A)	67	277
NATCO Group Inc., Class A (A)	13	567
Natural Gas Services Group, Inc. (A)	23	402
T-3 Energy Services, Inc. (A)	31	604
		1,850
Oil & Gas Exploration & Production - 1.28%
Brigham Exploration Company (A)	53	481

Personal Products - 1.13%
China-Biotics, Inc. (A)	27	424

Pharmaceuticals - 6.70%
Auxilium Pharmaceuticals, Inc. (A)	16	558
Biodel Inc. (A)	34	180
BioMimetic Therapeutics, Inc. (A)	23	276
Obagi Medical Products, Inc. (A)	45	522
Questcor Pharmaceuticals, Inc. (A)	120	662
SuperGen, Inc. (A)	122	325
		2,523
Restaurants - 2.17%
BJ's Restaurants, Inc. (A)	18	276
McCormick & Schmick's Seafood Restaurants, Inc. (A)	23	170
Red Robin Gourmet Burgers, Inc. (A)	13	270
Ruth's Hospitality Group, Inc. (A)	24	103
		819
Semiconductors - 8.01%
Cavium Networks, Inc. (A)	18	386
Diodes Incorporated (A)	25	445
Mellanox Technologies, Ltd. (A)	21	343
Microtune, Inc. (A)	111	202
Monolithic Power Systems, Inc. (A)	21	490
NetLogic Microsystems, Inc. (A)	17	773
Pericom Semiconductor Corporation (A)	39	382
		3,021
Specialized Finance - 0.94%
Global Consumer Acquisition Corp. (A)	36	357

Specialty Chemicals - 1.09%
Chemspec International Limited, ADR (A)	47	329
Flotek Industries, Inc. (A)	40	83
		412
Systems Software - 4.91%
CommVault Systems, Inc. (A)	55	1,137
DemandTec, Inc. (A)	39	342
TeleCommunication Systems, Inc. (A)	45	372
		1,851
Trucking - 2.54%
Celadon Group, Inc. (A)	36	402
Marten Transport, Ltd. (A)	16	280
Vitran Corporation Inc., Class A (A)	30	272
		954

TOTAL COMMON STOCKS - 98.20%		$36,991

(Cost: $36,279)

SHORT-TERM SECURITIES - 1.09%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	$411	$411
(Cost: $411)

TOTAL INVESTMENT SECURITIES - 99.29%		$37,402

(Cost: $36,690)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.71%		269

NET ASSETS - 100.00%		$37,671

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$36,991	$––	$––
Short-Term Securities	––	411	––

Total Investments in Securities	36,991	411	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.72%
C.H. Robinson Worldwide, Inc.	25	$1,464
Expeditors International of Washington, Inc.	47	1,638
		3,102
Apparel Retail - 3.53%
J. Crew Group, Inc. (A)	44	1,586
Urban Outfitters, Inc. (A)	45	1,362
		2,948
Application Software - 2.72%
Solera Holdings, Inc.	73	2,269

Auto Parts & Equipment - 0.97%
BorgWarner Inc.	27	808

Automotive Retail - 1.20%
Penske Automotive Group, Inc.	52	1,002

Brewers - 0.95%
Molson Coors Brewing Company, Class B	16	793

Casinos & Gaming - 0.63%
Las Vegas Sands, Inc. (A)	31	529

Catalog Retail - 1.72%
Coldwater Creek Inc. (A)	175	1,435

Computer Storage & Peripherals - 2.62%
NetApp, Inc. (A)	66	1,747
QLogic Corporation (A)	25	437
		2,184
Construction & Engineering - 0.88%
Quanta Services, Inc. (A)	33	737

Consumer Finance - 2.41%
Discover Financial Services	124	2,007

Data Processing & Outsourced Services - 5.05%
Global Payments Inc.	38	1,751
Paychex, Inc.	85	2,459
		4,210
Department Stores - 2.62%
Macy's Inc.	50	920
Nordstrom, Inc.	27	838
Saks Incorporated (A)	62	423
		2,181
Distillers & Vintners - 1.48%
Brown-Forman Corporation, Class B	26	1,231

Electrical Components & Equipment - 2.04%
Cooper Industries, Ltd., Class A	23	855
Hubbell Incorporated, Class B	20	844
		1,699
Food Retail - 2.49%
Whole Foods Market, Inc. (A)	68	2,076

Gas Utilities - 1.89%
Equitable Resources, Inc.	37	1,574

Health Care Distributors - 2.44%
Henry Schein, Inc. (A)	37	2,034

Health Care Equipment - 5.84%
Hologic, Inc. (A)	103	1,688
Hospira, Inc. (A)	47	2,099
Intuitive Surgical, Inc. (A)	3	721
Wright Medical Group, Inc. (A)	20	362
		4,870
Health Care Supplies - 2.17%
DENTSPLY International Inc.	52	1,806

Homefurnishing Retail - 0.95%
Bed Bath & Beyond Inc. (A)	21	790

Hotels, Resorts & Cruise Lines - 2.00%
Royal Caribbean Cruises Ltd.	34	822
Starwood Hotels & Resorts Worldwide, Inc.	26	843
		1,665
Industrial Machinery - 4.04%
Donaldson Company, Inc.	22	776
Flowserve Corporation	5	483
IDEX Corporation	59	1,653
Kaydon Corporation	14	451
		3,363
Internet Software & Services - 1.36%
DealerTrack Holdings, Inc. (A)	60	1,136

Investment Banking & Brokerage - 3.42%
Lazard Group LLC	27	1,101
TD Ameritrade Holding Corporation (A)	89	1,753
		2,854
Oil & Gas Equipment & Services - 3.65%
Dresser-Rand Group Inc. (A)	33	1,014
National Oilwell Varco, Inc. (A)	29	1,270
Smith International, Inc.	26	759
		3,043
Oil & Gas Exploration & Production - 2.32%
Noble Energy, Inc.	29	1,933

Packaged Foods & Meats - 2.82%
Hershey Foods Corporation	39	1,518
Ralcorp Holdings, Inc. (A)	14	830
		2,348
Paper Packaging - 2.66%
Packaging Corporation of America	47	962
Sealed Air Corporation	22	430
Sonoco Products Company	30	829
		2,221
Pharmaceuticals - 2.45%
Allergan, Inc.	36	2,038

Publishing - 2.13%
Meredith Corporation	59	1,775

Regional Banks - 2.72%
BOK Financial Corporation	9	405
Prosperity Bancshares, Inc.	12	404
Signature Bank (A)	50	1,461
		2,270
Reinsurance - 0.81%
RenaissanceRe Holdings Ltd.	12	674

Restaurants - 2.80%
Chipotle Mexican Grill, Inc., Class A (A)	11	1,063
P.F. Chang's China Bistro, Inc. (A)	37	1,272
		2,335
Semiconductors - 7.83%
Broadcom Corporation, Class A (A)	57	1,744
Linear Technology Corporation	43	1,198
Microchip Technology Incorporated	91	2,399
NVIDIA Corporation (A)	78	1,175
		6,516
Specialized Finance - 1.55%
CME Group Inc.	4	1,291

Specialty Chemicals - 0.66%
RPM International Inc.	30	547

Specialty Stores - 1.69%
PetSmart, Inc.	65	1,410

Thrifts & Mortgage Finance - 0.46%
People's United Financial, Inc.	25	384

Trading Companies & Distributors - 1.98%
Fastenal Company	43	1,652

TOTAL COMMON STOCKS - 95.67%		$79,740

(Cost: $73,180)

CORPORATE DEBT SECURITIES - 0.14%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$140	$118
(Cost: $108)

SHORT-TERM SECURITIES

Commercial Paper - 2.40%
Johnson & Johnson,
0.020%, 10-1-09	1,995	1,995

Master Note - 1.63%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	1,361	1,361

TOTAL SHORT-TERM SECURITIES - 4.03%		$3,356

(Cost: $3,356)

TOTAL INVESTMENT SECURITIES - 99.84%		$83,214

(Cost: $76,644)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		131

NET ASSETS - 100.00%		$83,345

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$79,740	$––	$––
Corporate Debt Securities	––	118	––
Short-Term Securities	––	3,356	––

Total Investments in Securities	79,740	3,474	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Money Market (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Corporacion Andina de Fomento:
1.400%, 2-12-10	$2,200	$2,189
1.150%, 4-13-10	2,500	2,484
Kitty Hawk Funding Corp.,
0.200%, 10-2-09	1,000	1,000
Straight-A Funding, LLC (Federal Financing Bank),
0.260%, 11-16-09	500	500

Total Commercial Paper - 4.11%		6,173

Commercial Paper (backed by irrevocable bank letter of credit)
COFCO Capital Corp. (Rabobank Nederland),
0.720%, 10-20-09	7,400	7,397
River Fuel Company #2, Inc. (Bank of New York (The)),
0.260%, 10-30-09	773	773
River Fuel Trust #1 (Bank of New York (The)),
0.220%, 10-30-09	4,400	4,399

Total Commercial Paper (backed by irrevocable bank letter of credit) - 8.36%		12,569

Notes
3M Company,
7.139%, 12-14-09 (A)	7,500	7,565
American Honda Finance Corp.:
0.846%, 10-29-09 (B)	4,000	3,982
0.872%, 11-5-09 (B)	1,000	992
0.814%, 11-9-09 (B)	500	499
1.950%, 11-16-09 (B)	2,500	2,500
0.475%, 11-20-09 (B)	500	499
Bank of America Corporation,
4.500%, 8-1-10	1,105	1,134
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.330%, 12-14-09 (B)(C)	9,850	9,850
Bank of America, N.A.:
1.059%, 11-12-09 (B)	4,000	3,972
0.657%, 1-22-10 (B)	1,300	1,300
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.549%, 11-18-09 (B)	2,375	2,373
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (B)	5,000	5,068
BP Capital Markets p.l.c.,
0.419%, 12-11-09 (B)	1,400	1,400
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.333%, 12-30-09 (B)(C)	5,000	5,000
Citigroup Funding Inc.,
1.518%, 11-9-09 (B)	750	748
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.591%, 10-30-09 (B)(C)	2,400	2,400
Citigroup Inc.:
4.125%, 2-22-10	500	505
4.625%, 8-3-10	1,000	1,021
Countrywide Financial Corporation,
4.500%, 6-15-10	810	829
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	4,800	4,810
IBM International Group Capital LLC (International Business Machines Corporation),
0.627%, 11-27-09 (B)	1,500	1,500
John Deere Capital Corporation,
0.837%, 11-27-09 (B)	1,000	998
JPMorgan Chase & Co.:
1.005%, 10-22-09 (B)	1,420	1,414
0.781%, 11-19-09 (B)	250	250
7.625%, 12-7-09	3,000	3,024
0.365%, 12-29-09 (B)	1,100	1,098
Praxair Inc.,
0.477%, 11-27-09 (B)	1,600	1,600
Procter & Gamble Company (The),
0.478%, 11-7-09 (B)	1,000	1,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.714%, 11-9-09 (B)	500	500
Rabobank Nederland,
0.440%, 11-16-09 (B)	1,000	1,000
Roche Holdings, Inc.,
1.393%, 11-25-09 (B)	6,600	6,604
Toyota Motor Credit Corporation:
1.334%, 12-3-09 (B)	2,500	2,500
1.342%, 12-18-09 (B)	2,000	2,000
Wells Fargo & Company,
4.200%, 1-15-10	2,000	2,011

Total Notes - 54.53%		81,946

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.450%, 10-1-09 (B)	1,725	1,725
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.350%, 10-1-09 (B)	2,000	2,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.350%, 10-1-09 (B)	1,525	1,525

Total Notes (backed by irrevocable bank letter of credit) - 3.49%		5,250

TOTAL CORPORATE OBLIGATIONS - 70.49%		$105,938

(Cost: $105,938)

MUNICIPAL OBLIGATIONS

California - 6.47%
California Health Facilities Financing Authority, Variable Rate Hospital Revenue Bonds (Adventist Health System/West), 1998 Series B (Bank of America, N.A.),
0.280%, 10-1-09 (B)	2,000	2,000
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
0.500%, 12-1-09	7,000	7,000
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company) Series C (JPMorgan Chase Bank),
0.300%, 10-1-09 (B)	718	718
		9,718
Colorado - 0.17%
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01, Special
      Assessment Revenue Refunding and Improvement Bonds,
Series 2002 (Wells Fargo Bank, N.A.),
0.300%, 10-1-09 (B)	250	250

Georgia - 1.29%
Development Authority of Talbot County, Incremental Taxable Industrial Development Revenue Bonds (Junction City Mining Company, LLC Project), Series 2000 (Wachovia Bank, N.A.),
0.400%, 10-1-09 (B)	445	445
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series A and B,
1.000%, 12-2-09	1,500	1,500
		1,945
Illinois - 4.85%
City of Chicago, General Obligation Tender Notes, Taxable Series 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	3,000	3,000
State of Illinois, General Obligation Certificates of August, 2009,
2.000%, 6-10-10	2,250	2,265
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	2,000	2,027
		7,292
Indiana - 1.44%
Indiana Finance Authority, Health System Revenue Bonds, Series 2009H (Sisters of St. Francis Health Services, Inc. Obligated Group) (JPMorgan Chase Bank),
0.270%, 10-1-09 (B)	2,165	2,165

Maryland - 0.65%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.350%, 10-1-09 (B)	975	975

Minnesota - 0.67%
The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota Health Care System Variable Rate Demand Revenue Bonds (Allina Health System), Series 2007B-1,
0.300%, 10-7-09 (B)	1,000	1,000

Mississippi - 2.62%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.350%, 10-1-09 (B)	3,936	3,936

Missouri - 0.93%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase & Co.),
0.350%, 10-1-09 (B)	1,400	1,400

New Jersey - 0.62%
New Jersey Economic Development Authority, Gas Facilities Revenue Bonds, 1996 Series A (NUI Corporation Project) (Bank of America, N.A.),
0.230%, 10-1-09 (B)	930	930

Ohio - 1.19%
County of Lucas, Ohio, Taxable Arena Improvement Notes, Series 2009, General Obligation Bond, Anticipation Notes,
1.750%, 7-22-10	1,800	1,803

South Carolina - 2.08%
Educational Facilities Authority for Private Nonprofit, Institutions of Higher Learning, Educational Facilities Revenue Bonds (Converse College Project), Series 2000,
0.370%, 10-1-09 (B)	3,130	3,130

Wisconsin - 0.67%
Wisconsin Health and Educational Facilities Authority, Variable Rate Revenue Bonds, Series 2008 (Aurora Health Care, Inc.) (U.S. Bank N.A.),
0.400%, 12-2-09	1,000	1,000

TOTAL MUNICIPAL OBLIGATIONS - 23.65%		$35,544

(Cost: $35,544)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 5.25%

United States Government Agency Obligations
Overseas Private Investment Corporation:
0.220%, 11-16-09 (B)	1,400	1,400
0.220%, 11-16-09 (B)	1,186	1,186
0.220%, 12-15-09 (B)	2,000	2,000
0.220%, 12-15-09 (B)	1,000	1,000
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.549%, 10-15-09 (B)	2,305	2,305

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 5.25%		$7,891

(Cost: $7,891)

TOTAL INVESTMENT SECURITIES - 99.39%		$149,373

(Cost: $149,373)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.61%		920

NET ASSETS - 100.00%		$150,293

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Obligations	$––	$105,938	$––
Municipal Obligations	––	35,544	––
United States Government Agency Obligations	––	7,891	––

Total Investments in Securities	––	149,373	––

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $7,565 or 5.03% of net assets.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

SCHEDULE OF INVESTMENTS
Mortgage Securities (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Car Loan - 0.31%
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	$80	$78
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (B)	30	30
		108
Consumer Finance - 0.58%
Green Tree Financial Corporation:
7.650%, 4-15-19	90	87
9.000%, 6-15-25	88	88
7.950%, 8-15-25	28	28
		203
Other Mortgage-Backed Securities - 11.46%
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12-25-31 (C)	161	66
ABFS Mortgage Loan Trust 2002-4,
7.923%, 12-15-33 (C)	103	19
ABN AMRO Mortgage Corporation, Series 2003-2,
5.329%, 3-25-18 (C)	73	46
Banc of America Alternative Loan Trust 2005-10,
5.663%, 11-25-35 (C)	115	6
Banc of America Alternative Loan Trust 2005-12,
5.802%, 1-25-36 (C)	162	15
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	276	153
Banc of America Alternative Loan Trust 2005-8:
5.569%, 9-25-35 (C)	198	21
5.569%, 9-25-35 (C)	41	2
Banc of America Alternative Loan Trust 2006-4:
6.219%, 5-25-46 (C)	61	11
6.219%, 5-25-46 (C)	81	5
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	132	102
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	212	30
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	68	42
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	250	249
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	29	29
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	99
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (C)	84	81
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	285	92
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(C)	135	135
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (C)	210	179
Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.198%, 1-15-32	27	27
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.500%, 8-25-18 (A)	5	5
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.236%, 7-25-37 (C)	54	––
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(C)	245	175
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (C)	196	53
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	125	23
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	74	44
5.403%, 4-25-32 (C)	107	40
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11-25-32 (B)	140	101
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (C)	2	2
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	182	87
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (C)	250	137
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (C)	183	35
J.P. Morgan Mortgage Trust 2006-A2,
4.439%, 11-25-33 (C)	54	30
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	375	20
J.P. Morgan Mortgage Trust 2007-A1,
4.684%, 7-25-35 (C)	293	23
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(C)	100	44
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (A)	250	258
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3-15-10	92	75
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	302	176
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	109	98
Morgan Stanley Capital I Trust 2004-TOP15,
4.690%, 6-13-41	101	102
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (A)	200	166
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	92
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	200	193
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	35	34
5.910%, 1-15-37	100	88
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	97	8
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	195	120
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (C)	212	46
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	24	8
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.649%, 9-10-35 (B)(C)	109	62
RFMSI Series 2004-S5 Trust,
4.500%, 5-25-19	69	53
Structured Asset Securities Corporation:
6.290%, 11-25-32 (C)	23	7
5.250%, 8-25-33	123	76
5.630%, 5-25-34 (C)	63	26
6.000%, 6-25-34 (C)	184	70
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.048%, 7-25-37 (C)	52	1
6.061%, 7-25-37 (C)	152	7
		3,994
Other Non-Agency REMIC/CMO - 0.07%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (C)	144	25

TOTAL CORPORATE DEBT SECURITIES - 12.42%		$4,330

(Cost: $8,425)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.61%
Federal National Mortgage Association,
3.875%, 7-12-13 (D)	200	213

Mortgage-Backed Obligations - 79.70%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 5-1-18	191	203
5.500%, 6-1-19	115	123
6.000%, 9-1-22	408	435
5.300%, 1-15-33	228	241
6.000%, 10-1-33	396	425
5.000%, 10-1-34	440	455
5.500%, 2-1-35	143	151
5.500%, 2-1-35	73	76
5.000%, 8-1-35	282	292
5.500%, 10-1-35	2,040	2,134
5.000%, 11-1-35	448	464
6.500%, 7-1-36	411	439
5.500%, 6-1-37	1,363	1,428
6.500%, 9-1-37	487	520
4.500%, 10-1-37	95	96
6.000%, 10-1-37	960	1,013
7.000%, 12-1-37	58	63
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 3-1-18	111	119
5.000%, 10-1-18	99	105
5.500%, 9-1-19	65	70
4.500%, 10-1-19	500	518
7.000%, 11-1-32	86	95
6.000%, 6-1-33	310	330
6.000%, 12-1-33	203	217
5.500%, 1-1-34	111	117
5.500%, 1-1-34	110	116
5.000%, 2-1-34	248	258
5.500%, 2-1-34	459	483
5.500%, 2-1-34	280	295
5.000%, 3-1-34	481	499
6.000%, 4-1-34	131	139
5.500%, 9-1-34	67	71
6.500%, 9-1-34	43	46
5.000%, 10-1-34	1,545	1,595
5.500%, 10-1-34	914	955
6.000%, 10-1-34	195	206
5.500%, 11-1-34	175	186
6.000%, 11-1-34	52	56
6.500%, 11-1-34	132	142
6.500%, 11-1-34	87	94
6.000%, 12-1-34	306	325
5.500%, 2-1-35	400	424
6.500%, 3-1-35	86	92
6.000%, 4-1-35	381	405
6.000%, 6-1-35	308	326
5.000%, 7-1-35	62	64
5.500%, 7-1-35	133	140
5.500%, 8-1-35	77	81
5.500%, 10-1-35	415	441
5.500%, 10-1-35	119	127
6.000%, 10-1-35	509	539
5.500%, 11-1-35	477	501
6.000%, 1-1-36	789	835
5.000%, 2-1-36	389	404
6.500%, 2-1-36	70	75
6.500%, 6-1-36	116	124
6.500%, 10-1-36	185	198
5.500%, 11-1-36	968	1,014
6.000%, 11-1-36	491	520
6.500%, 11-1-36	192	206
6.000%, 2-1-37	732	774
6.500%, 8-1-37	256	274
6.000%, 9-1-37	121	128
6.500%, 9-1-37	226	242
6.000%, 12-1-37	487	515
5.500%, 5-1-38	830	869
6.000%, 7-1-38	155	164
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
0.877%, 6-17-45 (C)	1,320	50
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	70	75
5.000%, 10-1-34	500	517
5.500%, 12-15-34	257	272
5.500%, 10-1-35	195	205
5.500%, 7-15-38	134	141
5.500%, 10-15-38	100	105
5.000%, 7-20-39	1,296	1,343
		27,785
Non-Agency REMIC/CMO - 1.51%
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25 (C)	500	528

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 81.82%		$28,526

(Cost: $27,870)

SHORT-TERM SECURITIES

Commercial Paper - 22.11%
Johnson & Johnson,
0.020%, 10-1-09	2,000	2,000
Kitty Hawk Funding Corp.,
0.200%, 10-2-09	2,000	2,000
McCormick & Co. Inc.,
0.130%, 10-1-09	1,709	1,709
PACCAR Financial Corp.,
0.170%, 10-8-09	2,000	2,000
		7,709
Master Note - 6.08%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,121	2,121

TOTAL SHORT-TERM SECURITIES - 28.19%		$9,830

(Cost: $9,830)

TOTAL INVESTMENT SECURITIES - 122.43%		$42,686

(Cost: $46,125)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (22.43%)		(7,819)

NET ASSETS - 100.00%		$34,867

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$––	$4,093	$237
United States Government Agency Obligations	––	28,526	––
Short-Term Securities	––	9,830	––

Total Investments in Securities	––	42,449	237

Liabilities
Futures Contracts	20	––	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities

Beginning Balance 1-1-09	$217
Net realized gain (loss)	––	*
Net unrealized appreciation (depreciation)	34
Net purchases (sales)	(14)
Transfers in and/or (out) of Level 3 during the period	––
Ending Balance 9-30-09	$237
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$34

* Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $709 or 2.03% of net assets.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $704 or 2.02% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(D)Securities serve as collateral for the following open futures contracts at September 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

U.S. 30 Year Treasury Bond	Short	12-21-09	––*	$(1,335)	$(20)

(E)Amount shown in principal column represents notional amount for computation of interest.

Securities with an aggregate market value of $--, representing 0.00% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Real Estate Securities (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Real Estate Activities - 0.30%
Jones Lang LaSalle Incorporated	2	$95

Diversified REITs - 8.96%
Colonial Properties Trust	9	90
Colony Financial, Inc. (A)	10	196
Liberty Property Trust	14	449
Vornado Realty Trust	25	1,616
Washington Real Estate Investment Trust	17	490
		2,841
Hotels, Resorts & Cruise Lines - 0.76%
Marriott International, Inc., Class A	6	161
Starwood Hotels & Resorts Worldwide, Inc.	2	79
		240
Industrial REITs - 5.76%
AMB Property Corporation	17	397
DCT Industrial Trust Inc.	78	400
EastGroup Properties, Inc.	11	424
First Potomac Realty Trust	15	171
ProLogis	36	433
		1,825
Mortgage REITs - 1.16%
Starwood Property Trust, Inc.	18	367

Office REITs - 19.67%
Alexandria Real Estate Equities, Inc.	4	223
BioMed Realty Trust, Inc.	30	415
Boston Properties, Inc.	22	1,429
Brandywine Realty Trust	34	370
Corporate Office Properties Trust	13	487
Cousins Properties Incorporated	27	220
Digital Realty Trust, Inc.	21	955
Douglas Emmett, Inc.	43	522
Duke Realty Corporation	28	330
Franklin Street Properties Corp.	13	172
Highwoods Properties, Inc.	17	541
Mack-Cali Realty Corporation	14	449
SL Green Realty Corp.	3	123
		6,236
Real Estate Management & Development - 0.40%
Brookfield Properties Corporation	6	64
CB Richard Ellis Group, Inc., Class A (A)	5	62
		126
Residential REITs - 16.64%
American Campus Communities, Inc.	9	234
AvalonBay Communities, Inc.	11	820
BRE Properties, Inc., Class A	16	504
Camden Property Trust	8	302
Equity Lifestyle Properties, Inc.	5	227
Equity Residential	45	1,371
Essex Property Trust, Inc.	11	913
Home Properties, Inc.	10	448
Mid-America Apartment Communities, Inc.	10	456
		5,275
Retail REITs - 19.42%
Acadia Realty Trust	27	409
CBL & Associates Properties, Inc.	52	503
Federal Realty Investment Trust	11	675
Glimcher Realty Trust	18	67
Kimco Realty Corporation	8	108
Macerich Company (The)	1	40
National Retail Properties, Inc.	14	307
Ramco-Gershenson Properties Trust	15	137
Regency Centers Corporation	20	734
Saul Centers, Inc.	5	161
Simon Property Group, Inc.	38	2,638
Tanger Factory Outlet Centers, Inc.	6	215
Taubman Centers, Inc.	5	162
		6,156
Specialized REITs - 22.80%
DiamondRock Hospitality Company	21	168
Health Care Property Investors, Inc.	63	1,802
Health Care REIT, Inc.	20	816
Host Hotels & Resorts, Inc.	95	1,115
Nationwide Health Properties, Inc.	20	614
Public Storage, Inc.	17	1,272
U-Store-It Trust	44	277
Ventas, Inc.	30	1,163
		7,227

TOTAL COMMON STOCKS - 95.87%		$30,388

(Cost: $34,104)

INVESTMENT FUNDS - 0.19%

Sector Fund-Real Estate
ProShares UltraShort Real Estate	6	$60
(Cost: $72)

SHORT-TERM SECURITIES - 2.73%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	$865	$865
(Cost: $865)

TOTAL INVESTMENT SECURITIES - 98.79%		$31,313

(Cost: $35,041)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.21%		385

NET ASSETS - 100.00%		$31,698

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$30,388	$––	$––
Investment Funds	60	––	––
Short-Term Securities	––	865	––

Total Investments in Securities	30,448	865	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 7.08%
Archer Daniels Midland Company	343	$10,020
Bunge Limited	172	10,794
		20,814
Application Software - 9.79%
ACI Worldwide, Inc. (A)	522	7,896
Aspen Technology, Inc. (A)	1,186	12,101
i2 Technologies, Inc. (A)	46	739
Lawson Software, Inc. (A)	1,286	8,022
		28,758
Biotechnology - 9.12%
Amgen Inc. (A)	124	7,487
Genzyme Corporation (A)	167	9,485
Isis Pharmaceuticals, Inc. (A)	155	2,263
Vertex Pharmaceuticals Incorporated (A)	199	7,550
		26,785
Communications Equipment - 4.85%
Alcatel, ADR	696	3,125
Research In Motion Limited (A)	165	11,112
		14,237
Computer Hardware - 1.07%
Apple Inc. (A)	17	3,133

Computer Storage & Peripherals - 1.18%
Synaptics Incorporated (A)	42	1,066
Tivit Terceirizacao de Technologia e Servicos (A)(B)	30	222
Tivit Terceirizacao de Tecnologia e Servicos (A)(B)(C)	296	2,179
		3,467
Data Processing & Outsourced Services - 10.76%
Alliance Data Systems Corporation (A)	209	12,734
DST Systems, Inc. (A)	68	3,051
Euronet Worldwide, Inc. (A)	364	8,745
Lender Processing Services, Inc.	186	7,100
		31,630
Diversified Chemicals - 3.11%
E.I. du Pont de Nemours and Company	128	4,111
FMC Corporation	89	5,028
		9,139
Diversified Support Services - 1.15%
EnerNOC, Inc. (A)	102	3,389

Electrical Components & Equipment - 0.94%
POWER-ONE, INC. (A)	860	1,676
Ultralife Corporation (A)	177	1,073
		2,749
Electronic Equipment & Instruments - 2.82%
IPG Photonics Corporation (A)	85	1,284
Itron, Inc. (A)	109	6,998
		8,282
Fertilizers & Agricultural Chemicals - 0.54%
Sociedad Quimica y Minera de Chile S.A., ADR	40	1,581

General Merchandise Stores - 0.40%
Conn's, Inc. (A)	104	1,170

Health Care Distributors - 0.26%
Animal Health International, Inc. (A)	359	760

Health Care Equipment - 0.75%
Varian Medical Systems, Inc. (A)	52	2,199

Health Care Facilities - 1.63%
HealthSouth Corporation (A)	307	4,803

Health Care Technology - 0.45%
Eclipsys Corporation (A)	69	1,322

Home Entertainment Software - 2.99%
Activision Blizzard, Inc. (A)	118	1,464
Nintendo Co., Ltd. (B)	29	7,329
		8,793
Industrial Machinery - 4.11%
ESCO Technologies Inc. (A)	247	9,748
Pentair, Inc.	79	2,344
		12,092
Integrated Telecommunication Services - 2.84%
AT&T Inc.	176	4,751
CenturyTel, Inc.	106	3,575
		8,326
Internet Software & Services - 1.33%
SAVVIS, Inc. (A)	247	3,904

IT Consulting & Other Services - 3.17%
Telvent GIT, S.A.	321	9,302

Life & Health Insurance - 0.82%
Amil Participacoes S.A. (B)	436	2,398

Oil & Gas Equipment & Services - 0.34%
ION Geophysical Corporation (A)	285	1,003

Semiconductor Equipment - 0.49%
Photronics, Inc. (A)	305	1,444

Semiconductors - 15.50%
Avago Technologies Limited (A)	176	2,996
Cree, Inc. (A)	348	12,801
Inotera Memories, Inc. (B)	6,989	4,489
Micron Technology, Inc. (A)	632	5,182
Microsemi Corporation (A)	99	1,558
National Semiconductor Corporation	188	2,677
PMC-Sierra, Inc. (A)	526	5,031
Samsung Electronics Co., Ltd. (B)	14	9,477
Texas Instruments Incorporated	57	1,357
		45,568
Systems Software - 4.70%
Microsoft Corporation	534	13,823

Wireless Telecommunication Service - 0.68%
Sprint Nextel Corporation (A)	508	2,005

TOTAL COMMON STOCKS - 92.87%		$272,876

(Cost: $266,892)

CORPORATE DEBT SECURITIES - 3.15%	Principal

Technology
Advanced Micro Devices, Inc., Convertible:
5.750%, 8-15-12	$7,000	5,872
6.000%, 5-1-15	4,500	3,369
(Cost: $8,121)		$9,241

SHORT-TERM SECURITIES

Commercial Paper - 3.78%
General Mills, Inc.,
0.230%, 10-19-09	4,000	4,000
McCormick & Co. Inc.,
0.130%, 10-1-09	2,080	2,080
Straight-A Funding, LLC (Federal Financing Bank),
0.190%, 10-21-09	5,000	4,999
		11,079
Master Note - 0.76%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	2,246	2,246

TOTAL SHORT-TERM SECURITIES - 4.54%		$13,325

(Cost: $13,325)

TOTAL INVESTMENT SECURITIES - 100.56%		$295,442

(Cost: $288,338)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.56%)		(1,633)

NET ASSETS - 100.00%		$293,809

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$272,876	$––	$––
Corporate Debt Securities	––	9,241	––
Short-Term Securities	––	13,325	––

Total Investments in Securities	272,876	22,566	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Put Options	Written Options

Beginning Balance 1-1-09	$981	$(1,458)
Net realized gain (loss)	(999)	1,041
Net unrealized appreciation (depreciation)	187	(916)
Net purchases (sales)	(169)	1,333
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 9-30-09	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2009, the total value of these securities amounted to $2,179 or 0.74% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software - 6.68%
Blackbaud, Inc.	413	$9,577
Blackboard Inc. (A)	198	7,484
FactSet Research Systems, Inc.	91	6,010
		23,071
Auto Parts & Equipment - 3.38%
LKQ Corporation (A)	630	11,678

Automotive Retail - 1.11%
Monro Muffler Brake, Inc.	121	3,837

Broadcasting - 2.21%
DG FastChannel, Inc. (A)	363	7,610

Casinos & Gaming - 3.74%
Scientific Games Corporation, Class A (A)	816	12,920

Communications Equipment - 4.20%
Neutral Tandem, Inc. (A)	151	3,437
Riverbed Technology, Inc. (A)	503	11,048
		14,485
Construction & Engineering - 2.43%
Chicago Bridge & Iron Company N.V., NY Shares	353	6,588
Insituform Technologies, Inc., Class A (A)	94	1,792
		8,380
Construction & Farm Machinery & Heavy Trucks - 2.90%
Bucyrus International, Inc., Class A	189	6,722
Westinghouse Air Brake Technologies Corporation	88	3,307
		10,029
Consumer Finance - 1.23%
EZCORP, Inc., Class A (A)	311	4,246

Education Services - 6.32%
American Public Education, Inc. (A)	299	10,377
Capella Education Company (A)	170	11,441
		21,818
Electronic Components - 2.56%
DTS, Inc. (A)	323	8,844

Health Care Equipment - 6.84%
ABIOMED, Inc. (A)	530	5,149
Masimo Corporation (A)	89	2,332
NuVasive, Inc. (A)	224	9,342
Volcano Corporation (A)	402	6,765
		23,588
Health Care Services - 4.36%
athenahealth, Inc. (A)	135	5,168
Healthways, Inc. (A)	262	4,011
HMS Holdings Corp. (A)	153	5,865
		15,044
Health Care Technology - 4.25%
Allscripts Healthcare Solutions, Inc.	251	5,084
Omnicell, Inc. (A)	257	2,859
Phase Forward Incorporated (A)	479	6,719
		14,662
Home Entertainment Software - 0.99%
Rosetta Stone Inc. (A)	149	3,412

Hotels, Resorts & Cruise Lines - 1.39%
Gaylord Entertainment Company (A)	239	4,796

Industrial Machinery - 0.78%
Graco Inc.	97	2,703

Internet Software & Services - 8.76%
Constant Contact, Inc. (A)	600	11,539
OpenTable, Inc. (A)	122	3,368
VistaPrint Limited (A)	135	6,865
Vocus, Inc. (A)	405	8,467
		30,239
Investment Banking & Brokerage - 1.71%
Evercore Partners Inc.	64	1,876
Greenhill & Co., Inc.	18	1,612
RiskMetrics Group, Inc. (A)	166	2,427
		5,915
Life Sciences Tools & Services - 0.79%
Illumina, Inc. (A)	65	2,741

Oil & Gas Exploration & Production - 3.92%
Bill Barrett Corporation (A)	289	9,480
Carrizo Oil & Gas, Inc. (A)	165	4,036
		13,516
Packaged Foods & Meats - 3.66%
Ralcorp Holdings, Inc. (A)	131	7,654
Smart Balance, Inc. (A)	811	4,981
		12,635
Personal Products - 2.11%
Alberto-Culver Company	263	7,277

Railroads - 2.87%
Kansas City Southern (A)	374	9,902

Specialized Finance - 2.05%
Financial Federal Corporation	286	7,063

Steel - 0.55%
Allegheny Technologies Incorporated	54	1,896

Systems Software - 8.35%
CommVault Systems, Inc. (A)	695	14,421
MICROS Systems, Inc. (A)	477	14,397
		28,818
Trucking - 1.37%
Arkansas Best Corporation	52	1,545
Knight Transportation, Inc.	189	3,171
		4,716

TOTAL COMMON STOCKS - 91.51%		$315,841

(Cost: $309,655)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 7.32%
Clorox Co.,
0.290%, 10-20-09	$3,000	3,000
Coca-Cola Company (The),
0.140%, 11-9-09	2,000	2,000
Danaher Corporation,
0.150%, 10-26-09	3,000	3,000
General Mills, Inc.:
0.250%, 10-13-09	3,000	3,000
0.280%, 10-13-09	3,000	3,000
Kraft Foods Inc.,
0.400%, 11-16-09	2,000	1,999
McCormick & Co. Inc.,
0.130%, 10-1-09	2,269	2,269
PACCAR Financial Corp.,
0.170%, 10-22-09	2,000	2,000
Straight-A Funding, LLC (Federal Financing Bank),
0.190%, 10-21-09	5,000	4,998
		25,266
Master Note - 1.15%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,959	3,959

TOTAL SHORT-TERM SECURITIES - 8.47%		$29,225

(Cost: $29,225)

TOTAL INVESTMENT SECURITIES - 99.98%		$345,066

(Cost: $338,880)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.02%		56

NET ASSETS - 100.00%		$345,122

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$315,841	$––	$––
Short-Term Securities	––	29,225	––

Total Investments in Securities	315,841	29,225	––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Small Cap Value (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 0.85%
MDC Partners Inc., Class A (A)	210	$1,560

Aerospace & Defense - 3.37%
AAR CORP. (A)	103	2,253
BE Aerospace, Inc. (A)	114	2,285
Triumph Group, Inc.	34	1,632
		6,170
Apparel Retail - 1.13%
Finish Line, Inc. (The), Class A	204	2,074

Apparel, Accessories & Luxury Goods - 2.36%
Jones Apparel Group, Inc.	112	1,999
Warnaco Group, Inc. (The) (A)	54	2,347
		4,346
Application Software - 2.26%
Quest Software, Inc. (A)	112	1,882
TIBCO Software Inc. (A)	240	2,276
		4,158
Asset Management & Custody Banks - 2.45%
Ares Capital Corporation	230	2,539
Hercules Technology Growth Capital, Inc.	200	1,960
		4,499
Auto Parts & Equipment - 2.81%
Modine Manufacturing Company	176	1,632
Superior Industries International, Inc.	127	1,796
Tenneco Automotive Inc. (A)	133	1,733
		5,161
Broadcasting - 1.63%
Liberty Media Corporation, Liberty Capital Series A (A)	143	2,996

Casinos & Gaming - 3.01%
Bally Technologies, Inc. (A)	47	1,815
Pinnacle Entertainment, Inc. (A)	150	1,529
WMS Industries Inc. (A)	49	2,200
		5,544
Commercial Printing - 0.83%
Corrections Corporation of America (A)	67	1,522

Communications Equipment - 3.47%
Avocent Corporation (A)	131	2,651
Harmonic Inc. (A)	284	1,898
Tellabs, Inc. (A)	264	1,830
		6,379
Computer Hardware - 0.43%
Silicon Graphics, Inc. (A)	119	799

Consumer Finance - 0.94%
First Cash Financial Services, Inc. (A)	101	1,730

Data Processing & Outsourced Services - 1.90%
Global Cash Access, Inc. (A)	221	1,612
Lender Processing Services, Inc.	49	1,882
		3,494
Diversified Chemicals - 2.42%
Ashland Inc.	54	2,347
FMC Corporation	37	2,098
		4,445
Diversified Metals & Mining - 0.99%
Thompson Creek Metals Company Inc. (A)	151	1,817

Education Services - 1.01%
Lincoln Educational Services Corporation (A)	81	1,851

Electric Utilities - 2.24%
NV Energy, Inc.	234	2,711
Unitil Corporation	63	1,410
		4,121
Electronic Manufacturing Services - 1.61%
Celestica Inc. (A)	313	2,964

Fertilizers & Agricultural Chemicals - 1.29%
Terra Industries Inc.	69	2,375

Gas Utilities - 1.82%
Southwest Gas Corporation	131	3,341

Gold - 0.26%
Red Back Mining Inc. (A)(B)	42	474

Health Care Facilities - 1.18%
AmSurg Corp. (A)	102	2,176

Homebuilding - 1.80%
M.D.C. Holdings, Inc.	66	2,286
M/I Homes, Inc. (A)	75	1,023
		3,309
Hypermarkets & Super Centers - 1.63%
BJ's Wholesale Club, Inc. (A)	83	2,999

Industrial Machinery - 2.19%
Chart Industries, Inc. (A)	93	2,016
IDEX Corporation	72	2,018
		4,034
Investment Banking & Brokerage - 4.39%
KBW, Inc. (A)	88	2,836
Piper Jaffray Companies (A)	57	2,737
Stifel Financial Corp. (A)	46	2,503
		8,076
Metal & Glass Containers - 1.89%
Silgan Holdings Inc.	66	3,474

Movies & Entertainment - 1.41%
Regal Entertainment Group	211	2,596

Office REITs - 2.27%
Alexandria Real Estate Equities, Inc.	40	2,152
Mack-Cali Realty Corporation	63	2,024
		4,176
Oil & Gas Exploration & Production - 4.74%
American Oil & Gas Inc. (A)	277	546
Brigham Exploration Company (A)	253	2,297
Cabot Oil & Gas Corporation	53	1,884
Comstock Resources, Inc. (A)	41	1,635
Whiting Petroleum Corporation (A)	41	2,350
		8,712
Packaged Foods & Meats - 1.53%
Ralcorp Holdings, Inc. (A)	48	2,807

Regional Banks - 11.39%
Bank of Marin Bancorp	50	1,554
Columbia Banking System, Inc.	107	1,764
East West Bancorp, Inc.	260	2,156
First Horizon National Corporation (A)	102	1,350
Glacier Bancorp, Inc.	105	1,572
Home BancShares, Inc.	32	704
IBERIABANK Corporation	61	2,779
Pacific Continental Corporation	100	1,049
PacWest Bancorp	83	1,575
Sierra Bancorp	53	637
Southwest Bancorp, Inc.	66	921
Texas Capital Bancshares, Inc. (A)	123	2,066
Wintrust Financial Corporation	100	2,788
		20,915
Reinsurance - 4.09%
Platinum Underwriters Holdings, Ltd.	53	1,906
RenaissanceRe Holdings Ltd.	50	2,727
Validus Holdings, Ltd.	112	2,892
		7,525
Residential REITs - 1.63%
American Campus Communities, Inc.	112	3,005

Security & Alarm Services - 1.47%
GEO Group, Inc. (The) (A)	134	2,709

Semiconductor Equipment - 1.92%
Lam Research Corporation (A)	52	1,784
Verigy Ltd. (A)	150	1,738
		3,522
Semiconductors - 2.58%
Applied Micro Circuits Corporation (A)	93	931
Atmel Corporation (A)	517	2,168
Cirrus Logic, Inc. (A)	296	1,645
		4,744
Specialty Chemicals - 1.63%
Sensient Technologies Corporation	108	3,002

Systems Software - 1.69%
Sybase, Inc. (A)	80	3,106

Technology Distributors - 4.88%
Anixter International Inc. (A)	43	1,741
Arrow Electronics, Inc. (A)	73	2,058
Avnet, Inc. (A)	97	2,519
Tech Data Corporation (A)	63	2,637
		8,955
Thrifts & Mortgage Finance - 0.85%
First Niagara Financial Group, Inc.	126	1,557

Trucking - 2.66%
Arkansas Best Corporation	46	1,371
Marten Transport, Ltd. (A)	113	1,927
Werner Enterprises, Inc.	86	1,600
		4,898

TOTAL COMMON STOCKS - 96.90%		$178,117

(Cost: $155,710)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.85%
Johnson & Johnson,
0.020%, 10-1-09	$1,562	1,562

Master Note - 1.31%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,403	2,403

TOTAL SHORT-TERM SECURITIES - 2.16%		$3,965

(Cost: $3,965)

TOTAL INVESTMENT SECURITIES - 99.06%		$182,082

(Cost: $159,675)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%		1,732

NET ASSETS - 100.00%		$183,814

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$178,117	$––	$––
Short-Term Securities	––	3,965	––

Total Investments in Securities	178,117	3,965	––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Value (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.66%
Honeywell International Inc.	60	$2,218
Raytheon Company	104	4,994
		7,212
Airlines - 0.74%
Delta Air Lines, Inc. (A)	224	2,006

Brewers - 3.08%
Molson Coors Brewing Company, Class B	171	8,339

Communications Equipment - 2.53%
Nokia Corporation, Series A, ADR	469	6,849

Computer Hardware - 4.98%
Hewlett-Packard Company	235	11,071
International Business Machines Corporation (B)	20	2,440
		13,511
Consumer Finance - 2.19%
Capital One Financial Corporation (B)	166	5,942

Department Stores - 2.52%
Macy's Inc.	374	6,844

Diversified Chemicals - 2.27%
Dow Chemical Company (The)	74	1,916
Solutia Inc. (A)	365	4,223
		6,139
Drug Retail - 3.40%
CVS Corporation	258	9,207

Health Care Distributors - 6.50%
AmerisourceBergen Corporation	246	5,514
McKesson Corporation	203	12,077
		17,591
Home Improvement Retail - 3.30%
Lowe's Companies, Inc.	426	8,925

Hotels, Resorts & Cruise Lines - 1.05%
Carnival Corporation	86	2,845

Industrial Conglomerates - 0.87%
Textron Inc. (B)	124	2,355

Industrial Machinery - 2.21%
Illinois Tool Works Inc.	141	6,005

Integrated Oil & Gas - 13.77%
Chevron Corporation	176	12,361
Exxon Mobil Corporation	48	3,273
Marathon Oil Corporation	200	6,370
Occidental Petroleum Corporation	146	11,423
Targa Resources Partners LP	208	3,895
		37,322
Integrated Telecommunication Services - 3.48%
AT&T Inc.	350	9,440

Investment Banking & Brokerage - 2.63%
Morgan Stanley	231	7,121

IT Consulting & Other Services - 0.24%
Accenture plc, Class A	18	652

Managed Health Care - 1.45%
UnitedHealth Group Incorporated	157	3,941

Metal & Glass Containers - 0.82%
Pactiv Corporation (A)	86	2,232

Mortgage REITs - 1.39%
Annaly Capital Management, Inc. (B)	207	3,757

Office Electronics - 2.21%
Xerox Corporation (B)	776	6,005

Oil & Gas Storage & Transportation - 6.18%
Copano Energy, L.L.C. (B)	58	1,063
Energy Transfer Equity, L.P.	144	4,024
Enterprise Products Partners L.P.	190	5,388
MarkWest Energy Partners, L.P.	125	2,961
Regency Energy Partners LP	170	3,332
		16,768
Other Diversified Financial Services - 5.38%
Bank of America Corporation (B)	861	14,573

Pharmaceuticals - 0.44%
Johnson & Johnson	20	1,206

Property & Casualty Insurance - 7.58%
ACE Limited	154	8,244
Travelers Companies, Inc. (The)	251	12,341
		20,585
Railroads - 3.03%
Union Pacific Corporation	141	8,210

Regional Banks - 3.59%
PNC Financial Services Group, Inc. (The)	147	7,128
Zions Bancorporation	145	2,606
		9,734
Reinsurance - 2.62%
Everest Re Group, Ltd.	35	3,034
RenaissanceRe Holdings Ltd.	74	4,069
		7,103
Specialty Stores - 1.12%
Office Depot, Inc. (A)(B)	460	3,043

Systems Software - 0.70%
Symantec Corporation (A)	115	1,886

Tobacco - 4.01%
Altria Group, Inc.	201	3,574
Lorillard, Inc.	61	4,540
Philip Morris International Inc.	57	2,778
		10,892

TOTAL COMMON STOCKS - 98.94%		$268,240

(Cost: $255,680)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.80%
McCormick & Co. Inc.,
0.130%, 10-1-09	$2,184	2,184

Master Note - 1.09%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	2,945	2,945

TOTAL SHORT-TERM SECURITIES - 1.89%		$5,129

(Cost: $5,129)

TOTAL INVESTMENT SECURITIES - 100.83%		$273,369

(Cost: $260,809)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.83%)		(2,260)

NET ASSETS - 100.00%		$271,109

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$268,240	$––	$––
Short-Term Securities	––	5,129	––

Total Investments in Securities	268,240	5,129	––

Liabilities
Written Options	269	––	––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options

Beginning Balance 1-1-09	$(221)
Net realized gain (loss)	168
Net unrealized appreciation (depreciation)	53
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––
Ending Balance 9-30-09	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value

Bank of America Corporation	UBS Securities LLC	2		November 2009	$20.00	$86	$(45)
Copano Energy, L.L.C.	UBS Securities LLC	1		November 2009	17.50	14	(68)
International Business Machines Corporation	Morgan Stanley Smith Barney	––	*	October 2009	125.00	34	(15)
Textron Inc.	UBS Securities LLC	1		December 2009	24.00	61	(75)

						$195	$(203)

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value

Energy Transfer Equity, L.P.:	Morgan Stanley Smith Barney	––	*	October 2009	$22.50	$17	$(2)
	Morgan Stanley Smith Barney	––	*	October 2009	25.00	12	(4)
Johnson & Johnson	Morgan Stanley Smith Barney	––	*	October 2009	55.00	22	(1)
Lowe's Companies, Inc.	UBS Securities LLC	––	*	October 2009	17.50	12	(1)
Morgan Stanley	UBS Securities LLC	––	*	October 2009	22.00	14	(1)
Nokia Corporation, Series A, ADR	Goldman, Sachs & Company	1		October 2009	11.00	18	(1)
Textron Inc.	UBS Securities LLC	1		December 2009	14.00	61	(56)

						$156	$(66)

*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	1,701	$9,331
Ivy Funds VIP Dividend Opportunities	1,171	6,643
Ivy Funds VIP Growth	954	8,347
Ivy Funds VIP International Growth	1,269	9,147
Ivy Funds VIP International Value	543	8,088
Ivy Funds VIP Mid Cap Growth	451	2,839
Ivy Funds VIP Mortgage Securities	371	1,649
Ivy Funds VIP Small Cap Growth	219	1,696
Ivy Funds VIP Small Cap Value	359	4,489
Ivy Funds VIP Value	793	3,930

TOTAL AFFILIATED MUTUAL FUNDS - 99.83%		$56,159

(Cost: $61,225)

SHORT-TERM SECURITIES - 0.92%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$520	$520
(Cost: $520)

TOTAL INVESTMENT SECURITIES - 100.75%		$56,679

(Cost: $61,745)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.75%)		(422)

NET ASSETS - 100.00%		$56,257

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$56,159	$––	$––
Short-Term Securities	––	520	––

Total Investments in Securities	56,159	520	––

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Conservative (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	2,929	$16,070
Ivy Funds VIP Dividend Opportunities	1,215	6,890
Ivy Funds VIP Growth	326	2,851
Ivy Funds VIP International Growth	290	2,091
Ivy Funds VIP International Value	142	2,113
Ivy Funds VIP Mid Cap Growth	132	831
Ivy Funds VIP Money Market	7,856	7,856
Ivy Funds VIP Small Cap Growth	54	414
Ivy Funds VIP Small Cap Value	33	411
Ivy Funds VIP Value	166	822

TOTAL AFFILIATED MUTUAL FUNDS - 99.73%		$40,349

(Cost: $38,471)

SHORT-TERM SECURITIES - 0.27%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$109	$109
(Cost: $109)

TOTAL INVESTMENT SECURITIES - 100.00%		$40,458

(Cost: $38,580)

LIABILITIES, NET OF CASH AND OTHER ASSETS - 0.00%		(1)

NET ASSETS - 100.00%		$40,457

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$40,349	$––	$––
Short-Term Securities	––	109	––

Total Investments in Securities	40,349	109	––

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Moderate (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	10,983	$60,253
Ivy Funds VIP Dividend Opportunities	5,543	31,441
Ivy Funds VIP Growth	2,408	21,067
Ivy Funds VIP International Growth	3,599	25,933
Ivy Funds VIP International Value	1,173	17,461
Ivy Funds VIP Mid Cap Growth	1,367	8,598
Ivy Funds VIP Money Market	20,335	20,335
Ivy Funds VIP Mortgage Securities	468	2,081
Ivy Funds VIP Small Cap Growth	554	4,283
Ivy Funds VIP Small Cap Value	680	8,494
Ivy Funds VIP Value	2,142	10,621

TOTAL AFFILIATED MUTUAL FUNDS - 99.96%		$210,567

(Cost: $201,832)

SHORT-TERM SECURITIES - 0.59%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$1,252	$1,252
(Cost: $1,252)

TOTAL INVESTMENT SECURITIES - 100.55%		$211,819

(Cost: $203,084)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.55%)		(1,159)

NET ASSETS - 100.00%		$210,660

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$210,567	$––	$––
Short-Term Securities	––	1,252	––

Total Investments in Securities	210,567	1,252	––

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	10,787	$59,172
Ivy Funds VIP Dividend Opportunities	6,863	38,932
Ivy Funds VIP Growth	2,982	26,088
Ivy Funds VIP International Growth	5,570	40,142
Ivy Funds VIP International Value	1,816	27,030
Ivy Funds VIP Mid Cap Growth	2,116	13,308
Ivy Funds VIP Money Market	12,599	12,599
Ivy Funds VIP Mortgage Securities	1,160	5,153
Ivy Funds VIP Small Cap Growth	1,028	7,956
Ivy Funds VIP Small Cap Value	1,473	18,407
Ivy Funds VIP Value	2,653	13,152

TOTAL AFFILIATED MUTUAL FUNDS - 99.97%		$261,939

(Cost: $254,649)

SHORT-TERM SECURITIES - 0.58%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$1,522	$1,522
(Cost: $1,522)

TOTAL INVESTMENT SECURITIES - 100.55%		$263,461

(Cost: $256,171)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.55%)		(1,430)

NET ASSETS - 100.00%		$262,031

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$261,939	$––	$––
Short-Term Securities	––	1,522	––

Total Investments in Securities	261,939	1,522	––

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative (in thousands)
SEPTEMBER 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	5,177	$28,398
Ivy Funds VIP Dividend Opportunities	2,164	12,273
Ivy Funds VIP Growth	846	7,403
Ivy Funds VIP International Growth	1,171	8,438
Ivy Funds VIP International Value	286	4,262
Ivy Funds VIP Mid Cap Growth	534	3,356
Ivy Funds VIP Money Market	11,905	11,905
Ivy Funds VIP Small Cap Growth	108	836
Ivy Funds VIP Small Cap Value	66	829
Ivy Funds VIP Value	836	4,147

TOTAL AFFILIATED MUTUAL FUNDS - 99.87%		$81,847

(Cost: $78,264)

SHORT-TERM SECURITIES - 0.13%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	$108	$108
(Cost: $108)

TOTAL INVESTMENT SECURITIES - 100.00%		$81,955

(Cost: $78,372)

LIABILITIES, NET OF CASH AND OTHER ASSETS - 0.00%		(1)

NET ASSETS - 100.00%		$81,954

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Affiliated Mutual Funds	$81,847	$––	$––
Short-Term Securities	––	108	––

Total Investments in Securities	81,847	108	––

(A)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 24, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 24, 2009